Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MADISON FUNDS
Entity Central Index Key	0001040612
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Conservative Allocation Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Conservative Allocation Fund
Class Name	Conservative Allocation Fund Class A
Trading Symbol	MCNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Conservative Allocation Fund Class A for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Entering the period, there was a high level of concern over the health of the economy and many traditional indicators of recession were flashing red. However, the stalling of the inflationary impulse in late 2023 led to an abrupt shift in market expectations for much lower interest rates by the end of 2024. The bellwether 10-year US Treasury yield fell over 1% over the first two months of the period and risk markets were off to the races.

The Fund’s sizeable absolute return was aided by the strong market backdrop across all major asset classes. However, our economic outlook and conservative DNA had us guarded for a more challenging market and the Fund’s underweight to equity risk (overweight to cash) provided the largest headwind to relative performance. Within our US equity allocation, our core positions failed to keep up with the highly concentrated mega cap led market, which compounded the hit to relative performance. Across equities, the Fund benefited from an overweight to the US Technology sector and a heavy preference for domestic versus international stocks. The Fund’s fixed income allocation outperformed the benchmark Bloomberg US Aggregate Bond Index by overweighting the securitized sector, specifically mortgage-backed securities, a big contribution from a long-duration US Treasury holding, and the strong showing from the Fund’s core actively managed bond fund position.

We ended the period cautiously optimistic for the year ahead, and while still a touch defensive overall, we have increased equity exposure by expanding our allocations to smaller cap stocks and the financial sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class A	14.12%	2.08%	3.20%
Class A with load	7.51%	0.87%	2.59%
Conservative Allocation Fund Custom Index	18.26%	4.16%	4.68%
ICE BofA US Corp. Govt. & Mtg. Index	10.58%	(0.29%)	1.50%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 43,095,706
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 89,059
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$43,095,706
# of Portfolio Holdings	15
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$89,059

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 35% equity investments and 65% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Core Bond Fund, Class R6	38.9%
Schwab Intermediate-Term U.S. Treasury ETF	14.1%
Madison Investors Fund, Class R6	7.0%
iShares Aaa - A Rated Corporate Bond ETF	5.5%
Distillate U.S. Fundamental Stability & Value ETF	5.3%
Invesco S&P 500 Quality ETF	5.2%
Janus Henderson Mortgage-Backed Securities ETF	5.0%
iShares Treasury Floating Rate Bond ETF	4.1%
Vanguard Information Technology ETF	3.5%
Vanguard FTSE Europe ETF	3.1%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	52.3%
Investment Companies	45.9%
Short-Term Investments	7.9%
Other Assets and Liabilities, Net	(6.1%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 35% equity investments and 65% fixed income investments.
Material Fund Change [Text Block]

Material Fund Changes

On November 6, 2024, the Board of Trustees of the Trust approved the termination of all outstanding Class C shares of the Madison Funds. Effective after the close of business on Friday, February 14, 2025, all Madison Conservative Allocation Class C shares will be automatically converted to Class A shares. The conversion of Class C to Class A shares of the same fund is not a taxable event, and no contingent deferred sales charges will be assessed, if applicable, on this one-time conversion of shares.

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Material Fund Change Expenses [Text Block]

On November 6, 2024, the Board of Trustees of the Trust approved the termination of all outstanding Class C shares of the Madison Funds. Effective after the close of business on Friday, February 14, 2025, all Madison Conservative Allocation Class C shares will be automatically converted to Class A shares. The conversion of Class C to Class A shares of the same fund is not a taxable event, and no contingent deferred sales charges will be assessed, if applicable, on this one-time conversion of shares.

Summary of Change Legend [Text Block]

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Conservative Allocation Fund Class C
Shareholder Report [Line Items]
Fund Name	Madison Conservative Allocation Fund
Class Name	Conservative Allocation Fund Class C
Trading Symbol	MCOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Conservative Allocation Fund Class C for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.46%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Entering the period, there was a high level of concern over the health of the economy and many traditional indicators of recession were flashing red. However, the stalling of the inflationary impulse in late 2023 led to an abrupt shift in market expectations for much lower interest rates by the end of 2024. The bellwether 10-year US Treasury yield fell over 1% over the first two months of the period and risk markets were off to the races.

The Fund’s sizeable absolute return was aided by the strong market backdrop across all major asset classes. However, our economic outlook and conservative DNA had us guarded for a more challenging market and the Fund’s underweight to equity risk (overweight to cash) provided the largest headwind to relative performance. Within our US equity allocation, our core positions failed to keep up with the highly concentrated mega cap led market, which compounded the hit to relative performance. Across equities, the Fund benefited from an overweight to the US Technology sector and a heavy preference for domestic versus international stocks. The Fund’s fixed income allocation outperformed the benchmark Bloomberg US Aggregate Bond Index by overweighting the securitized sector, specifically mortgage-backed securities, a big contribution from a long-duration US Treasury holding, and the strong showing from the Fund’s core actively managed bond fund position.

We ended the period cautiously optimistic for the year ahead, and while still a touch defensive overall, we have increased equity exposure by expanding our allocations to smaller cap stocks and the financial sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class C	13.26%	1.31%	2.42%
Conservative Allocation Fund Custom Index	18.26%	4.16%	4.68%
ICE BofA US Corp. Govt. & Mtg. Index	10.58%	(0.29%)	1.50%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 43,095,706
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 89,059
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$43,095,706
# of Portfolio Holdings	15
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$89,059

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 35% equity investments and 65% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Core Bond Fund, Class R6	38.9%
Schwab Intermediate-Term U.S. Treasury ETF	14.1%
Madison Investors Fund, Class R6	7.0%
iShares Aaa - A Rated Corporate Bond ETF	5.5%
Distillate U.S. Fundamental Stability & Value ETF	5.3%
Invesco S&P 500 Quality ETF	5.2%
Janus Henderson Mortgage-Backed Securities ETF	5.0%
iShares Treasury Floating Rate Bond ETF	4.1%
Vanguard Information Technology ETF	3.5%
Vanguard FTSE Europe ETF	3.1%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	52.3%
Investment Companies	45.9%
Short-Term Investments	7.9%
Other Assets and Liabilities, Net	(6.1%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 35% equity investments and 65% fixed income investments.
Material Fund Change [Text Block]

Material Fund Changes

On November 6, 2024, the Board of Trustees of the Trust approved the termination of all outstanding Class C shares of the Madison Funds. Effective after the close of business on Friday, February 14, 2025, all Madison Conservative Allocation Class C shares will be automatically converted to Class A shares. The conversion of Class C to Class A shares of the same fund is not a taxable event, and no contingent deferred sales charges will be assessed, if applicable, on this one-time conversion of shares.

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Material Fund Change Expenses [Text Block]

On November 6, 2024, the Board of Trustees of the Trust approved the termination of all outstanding Class C shares of the Madison Funds. Effective after the close of business on Friday, February 14, 2025, all Madison Conservative Allocation Class C shares will be automatically converted to Class A shares. The conversion of Class C to Class A shares of the same fund is not a taxable event, and no contingent deferred sales charges will be assessed, if applicable, on this one-time conversion of shares.

Summary of Change Legend [Text Block]

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Moderate Allocation Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Moderate Allocation Fund
Class Name	Moderate Allocation Fund Class A
Trading Symbol	MMDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Moderate Allocation Fund Class A for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Entering the period, there was a high level of concern over the health of the economy and many traditional indicators of recession were flashing red. However, the stalling of the inflationary impulse in late 2023 led to an abrupt shift in market expectations for much lower interest rates by the end of 2024. The bellwether 10-year US Treasury yield fell over 1% over the first two months of the period and risk markets were off to the races.

The Fund’s sizeable absolute return was aided by the strong market backdrop across all major asset classes. However, our economic outlook and conservative DNA had us guarded for a more challenging market and the Fund’s underweight to equity risk (overweight to cash) provided the largest headwind to relative performance. Within our US equity allocation, our core positions failed to keep up with the highly concentrated mega cap led market, which compounded the hit to relative performance. Across equities, the Fund benefited from an overweight to the US Technology sector and a heavy preference for domestic versus international stocks. The Fund’s fixed income allocation outperformed the benchmark Bloomberg US Aggregate Bond Index by overweighting the securitized sector, specifically mortgage-backed securities, a big contribution from a long-duration US Treasury holding, and the strong showing from the Fund’s core actively managed bond fund position.

We ended the period cautiously optimistic for the year ahead, and while still a touch defensive overall, we have increased equity exposure by expanding our allocations to smaller cap stocks and the financial sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class A	17.42%	3.88%	4.75%
Class A with load	10.69%	2.65%	4.13%
Moderate Allocation Fund Custom Index	24.03%	7.23%	6.86%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 92,341,391
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 191,611
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$92,341,391
# of Portfolio Holdings	15
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$191,611

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 60% equity investments and 40% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Core Bond Fund, Class R6	25.3%
Madison Investors Fund, Class R6	12.5%
Invesco S&P 500 Quality ETF	9.5%
Schwab Intermediate-Term U.S. Treasury ETF	9.4%
Distillate U.S. Fundamental Stability & Value ETF	8.3%
iShares Treasury Floating Rate Bond ETF	6.8%
Vanguard FTSE Europe ETF	5.6%
Vanguard Information Technology ETF	5.4%
iShares MSCI Emerging Markets Asia ETF	4.4%
Franklin FTSE Japan ETF	3.7%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	61.5%
Investment Companies	37.9%
Short-Term Investments	6.4%
Other Assets and Liabilities, Net	(5.8%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 60% equity investments and 40% fixed income investments.
Material Fund Change [Text Block]

Material Fund Changes

On November 6, 2024, the Board of Trustees of the Trust approved the termination of all outstanding Class C shares of the Madison Funds. Effective after the close of business on Friday, February 14, 2025, all Madison Moderate Allocation Class C shares will be automatically converted to Class A shares. The conversion of Class C to Class A shares of the same fund is not a taxable event, and no contingent deferred sales charges will be assessed, if applicable, on this one-time conversion of shares.

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Material Fund Change Expenses [Text Block]

On November 6, 2024, the Board of Trustees of the Trust approved the termination of all outstanding Class C shares of the Madison Funds. Effective after the close of business on Friday, February 14, 2025, all Madison Moderate Allocation Class C shares will be automatically converted to Class A shares. The conversion of Class C to Class A shares of the same fund is not a taxable event, and no contingent deferred sales charges will be assessed, if applicable, on this one-time conversion of shares.

Summary of Change Legend [Text Block]

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Moderate Allocation Fund Class C
Shareholder Report [Line Items]
Fund Name	Madison Moderate Allocation Fund
Class Name	Moderate Allocation Fund Class C
Trading Symbol	MMDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Moderate Allocation Fund Class C for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$157	1.45%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Entering the period, there was a high level of concern over the health of the economy and many traditional indicators of recession were flashing red. However, the stalling of the inflationary impulse in late 2023 led to an abrupt shift in market expectations for much lower interest rates by the end of 2024. The bellwether 10-year US Treasury yield fell over 1% over the first two months of the period and risk markets were off to the races.

The Fund’s sizeable absolute return was aided by the strong market backdrop across all major asset classes. However, our economic outlook and conservative DNA had us guarded for a more challenging market and the Fund’s underweight to equity risk (overweight to cash) provided the largest headwind to relative performance. Within our US equity allocation, our core positions failed to keep up with the highly concentrated mega cap led market, which compounded the hit to relative performance. Across equities, the Fund benefited from an overweight to the US Technology sector and a heavy preference for domestic versus international stocks. The Fund’s fixed income allocation outperformed the benchmark Bloomberg US Aggregate Bond Index by overweighting the securitized sector, specifically mortgage-backed securities, a big contribution from a long-duration US Treasury holding, and the strong showing from the Fund’s core actively managed bond fund position.

We ended the period cautiously optimistic for the year ahead, and while still a touch defensive overall, we have increased equity exposure by expanding our allocations to smaller cap stocks and the financial sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class C	16.51%	3.11%	3.97%
Moderate Allocation Fund Custom Index	24.03%	7.23%	6.86%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares
Net Assets	$ 92,341,391
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 191,611
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$92,341,391
# of Portfolio Holdings	15
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$191,611

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 60% equity investments and 40% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Core Bond Fund, Class R6	25.3%
Madison Investors Fund, Class R6	12.5%
Invesco S&P 500 Quality ETF	9.5%
Schwab Intermediate-Term U.S. Treasury ETF	9.4%
Distillate U.S. Fundamental Stability & Value ETF	8.3%
iShares Treasury Floating Rate Bond ETF	6.8%
Vanguard FTSE Europe ETF	5.6%
Vanguard Information Technology ETF	5.4%
iShares MSCI Emerging Markets Asia ETF	4.4%
Franklin FTSE Japan ETF	3.7%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	61.5%
Investment Companies	37.9%
Short-Term Investments	6.4%
Other Assets and Liabilities, Net	(5.8%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 60% equity investments and 40% fixed income investments.
Material Fund Change [Text Block]

Material Fund Changes

On November 6, 2024, the Board of Trustees of the Trust approved the termination of all outstanding Class C shares of the Madison Funds. Effective after the close of business on Friday, February 14, 2025, all Madison Moderate Allocation Class C shares will be automatically converted to Class A shares. The conversion of Class C to Class A shares of the same fund is not a taxable event, and no contingent deferred sales charges will be assessed, if applicable, on this one-time conversion of shares.

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Material Fund Change Expenses [Text Block]

On November 6, 2024, the Board of Trustees of the Trust approved the termination of all outstanding Class C shares of the Madison Funds. Effective after the close of business on Friday, February 14, 2025, all Madison Moderate Allocation Class C shares will be automatically converted to Class A shares. The conversion of Class C to Class A shares of the same fund is not a taxable event, and no contingent deferred sales charges will be assessed, if applicable, on this one-time conversion of shares.

Summary of Change Legend [Text Block]

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Aggressive Allocation Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Aggressive Allocation Fund
Class Name	Aggressive Allocation Fund Class A
Trading Symbol	MAGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Aggressive Allocation Fund Class A for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.70%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Entering the period, there was a high level of concern over the health of the economy and many traditional indicators of recession were flashing red. However, the stalling of the inflationary impulse in late 2023 led to an abrupt shift in market expectations for much lower interest rates by the end of 2024. The bellwether 10-year US Treasury yield fell over 1% over the first two months of the period and risk markets were off to the races.

The Fund’s sizeable absolute return was aided by the strong market backdrop across all major asset classes. However, our economic outlook and conservative DNA had us guarded for a more challenging market and the Fund’s underweight to equity risk (overweight to cash) provided the largest headwind to relative performance. Within our US equity allocation, our core positions failed to keep up with the highly concentrated mega cap led market, which compounded the hit to relative performance. Across equities, the Fund benefited from an overweight to the US Technology sector and a heavy preference for domestic versus international stocks. The Fund’s fixed income allocation outperformed the benchmark Bloomberg US Aggregate Bond Index by overweighting the securitized sector, specifically mortgage-backed securities, a big contribution from a long-duration US Treasury holding, and the strong showing from the Fund’s core actively managed bond fund position.

We ended the period cautiously optimistic for the year ahead, and while still a touch defensive overall, we have increased equity exposure by expanding our allocations to smaller cap stocks and the financial sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class A	20.11%	5.10%	5.83%
Class A with load	13.25%	3.87%	5.21%
Aggressive Allocation Fund Custom Index	28.80%	9.62%	8.54%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares
Net Assets	$ 54,212,672
Holdings Count | Holdings	14
Advisory Fees Paid, Amount	$ 110,318
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$54,212,672
# of Portfolio Holdings	14
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$110,318

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 80% equity investments and 20% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Investors Fund, Class R6	16.1%
Invesco S&P 500 Quality ETF	13.5%
Madison Core Bond Fund, Class R6	13.1%
Distillate U.S. Fundamental Stability & Value ETF	10.5%
Vanguard FTSE Europe ETF	8.2%
Vanguard Information Technology ETF	7.6%
iShares Treasury Floating Rate Bond ETF	7.2%
iShares MSCI Emerging Markets Asia ETF	5.8%
Schwab Intermediate-Term U.S. Treasury ETF	5.6%
Franklin FTSE Japan ETF	5.0%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	68.9%
Investment Companies	29.1%
Short-Term Investments	9.8%
Other Assets and Liabilities, Net	(7.8%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 80% equity investments and 20% fixed income investments.
Material Fund Change [Text Block]

Material Fund Changes

On November 6, 2024, the Board of Trustees of the Trust approved the termination of all outstanding Class C shares of the Madison Funds. Effective after the close of business on Friday, February 14, 2025, all Madison Aggressive Allocation Class C shares will be automatically converted to Class A shares. The conversion of Class C to Class A shares of the same fund is not a taxable event, and no contingent deferred sales charges will be assessed, if applicable, on this one-time conversion of shares.

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Material Fund Change Expenses [Text Block]

On November 6, 2024, the Board of Trustees of the Trust approved the termination of all outstanding Class C shares of the Madison Funds. Effective after the close of business on Friday, February 14, 2025, all Madison Aggressive Allocation Class C shares will be automatically converted to Class A shares. The conversion of Class C to Class A shares of the same fund is not a taxable event, and no contingent deferred sales charges will be assessed, if applicable, on this one-time conversion of shares.

Summary of Change Legend [Text Block]

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Aggressive Allocation Fund Class C
Shareholder Report [Line Items]
Fund Name	Madison Aggressive Allocation Fund
Class Name	Aggressive Allocation Fund Class C
Trading Symbol	MAACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Aggressive Allocation Fund Class C for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$160	1.46%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Entering the period, there was a high level of concern over the health of the economy and many traditional indicators of recession were flashing red. However, the stalling of the inflationary impulse in late 2023 led to an abrupt shift in market expectations for much lower interest rates by the end of 2024. The bellwether 10-year US Treasury yield fell over 1% over the first two months of the period and risk markets were off to the races.

The Fund’s sizeable absolute return was aided by the strong market backdrop across all major asset classes. However, our economic outlook and conservative DNA had us guarded for a more challenging market and the Fund’s underweight to equity risk (overweight to cash) provided the largest headwind to relative performance. Within our US equity allocation, our core positions failed to keep up with the highly concentrated mega cap led market, which compounded the hit to relative performance. Across equities, the Fund benefited from an overweight to the US Technology sector and a heavy preference for domestic versus international stocks. The Fund’s fixed income allocation outperformed the benchmark Bloomberg US Aggregate Bond Index by overweighting the securitized sector, specifically mortgage-backed securities, a big contribution from a long-duration US Treasury holding, and the strong showing from the Fund’s core actively managed bond fund position.

We ended the period cautiously optimistic for the year ahead, and while still a touch defensive overall, we have increased equity exposure by expanding our allocations to smaller cap stocks and the financial sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class C	19.28%	4.33%	5.05%
Aggressive Allocation Fund Custom Index	28.80%	9.62%	8.54%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares
Net Assets	$ 54,212,672
Holdings Count | Holdings	14
Advisory Fees Paid, Amount	$ 110,318
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$54,212,672
# of Portfolio Holdings	14
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$110,318

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 80% equity investments and 20% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Investors Fund, Class R6	16.1%
Invesco S&P 500 Quality ETF	13.5%
Madison Core Bond Fund, Class R6	13.1%
Distillate U.S. Fundamental Stability & Value ETF	10.5%
Vanguard FTSE Europe ETF	8.2%
Vanguard Information Technology ETF	7.6%
iShares Treasury Floating Rate Bond ETF	7.2%
iShares MSCI Emerging Markets Asia ETF	5.8%
Schwab Intermediate-Term U.S. Treasury ETF	5.6%
Franklin FTSE Japan ETF	5.0%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	68.9%
Investment Companies	29.1%
Short-Term Investments	9.8%
Other Assets and Liabilities, Net	(7.8%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 80% equity investments and 20% fixed income investments.
Material Fund Change [Text Block]

Material Fund Changes

On November 6, 2024, the Board of Trustees of the Trust approved the termination of all outstanding Class C shares of the Madison Funds. Effective after the close of business on Friday, February 14, 2025, all Madison Aggressive Allocation Class C shares will be automatically converted to Class A shares. The conversion of Class C to Class A shares of the same fund is not a taxable event, and no contingent deferred sales charges will be assessed, if applicable, on this one-time conversion of shares.

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Material Fund Change Expenses [Text Block]

On November 6, 2024, the Board of Trustees of the Trust approved the termination of all outstanding Class C shares of the Madison Funds. Effective after the close of business on Friday, February 14, 2025, all Madison Aggressive Allocation Class C shares will be automatically converted to Class A shares. The conversion of Class C to Class A shares of the same fund is not a taxable event, and no contingent deferred sales charges will be assessed, if applicable, on this one-time conversion of shares.

Summary of Change Legend [Text Block]

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Diversified Income Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Diversified Income Fund
Class Name	Diversified Income Fund Class A
Trading Symbol	MBLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Income Fund Class A for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

It was a phenomenal 12 month stretch for asset markets. That said, equity market gains were heavily skewed toward mega cap growth stocks and not nearly as rewarding to high quality dividend payers.
Contrary to the equity market, where yield seeking detracted from return, yield was the big winner within bonds. Investors poured money into both high yield (“junk”) and investment grade corporates alike, ratcheting their spreads over equivalent US Treasuries to historically low levels.
The Fund’s absolute return was a direct result of the double-digit gains across the asset markets. From a relative standpoint, outside of our dividend focused equity holdings, performance was held back by our core allocation to a hedged equity/covered call strategy. The strategy provides a very high level of income for the Fund but is prone to sizeable underperformance in runaway-up markets, where potential gains get called away. Within bonds, the Fund benefited from allocations to high quality corporate bond and mortgage-backed security ETFs. The Fund’s return per unit of duration was very favorable relative to the Bloomberg US Aggregate Bond Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class A	13.50%	4.91%	6.04%
Class A with load	6.94%	3.68%	5.42%
Madison DI Fund Index (50% S&P 500 - 50% ICE BofA Corp. Govt. Mtg)	23.69%	7.55%	7.38%
ICE BofA US Corp. Govt. & Mtg. Index	10.58%	(0.29%)	1.50%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 137,625,353
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 283,023
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$137,625,353
# of Portfolio Holdings	19
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$283,023

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 50% equity investments and 50% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Covered Call ETF	22.5%
Madison Short-Term Strategic Income ETF	21.4%
Madison Dividend Value ETF	17.5%
Madison Aggregate Bond ETF	17.4%
Janus Henderson Mortgage-Backed Securities ETF	8.3%
Vanguard Dividend Appreciation ETF	4.5%
Global X MLP ETF	3.1%
iShares Aaa - A Rated Corporate Bond ETF	2.6%
Government National Mortgage Association, 6.500%, due 02/20/29	0.0%
Federal National Mortgage Association, 7.000%, due 11/01/31	0.0%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	97.2%
Short-Term Investments	4.0%
Mortgage Backed Securities	0.0%
Collateralized Mortgage Obligations	0.0%
Commercial Mortgage-Backed Securities	0.0%
Other Assets and Liabilities, Net	(1.2%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 50% equity investments and 50% fixed income investments.
Material Fund Change [Text Block]

Material Fund Changes

On November 6, 2024, the Board of Trustees of the Trust approved the termination of all outstanding Class C shares of the Madison Funds. Effective after the close of business on Friday, February 14, 2025, all Madison Diversified Income Class C shares will be automatically converted to Class A shares. The conversion of Class C to Class A shares of the same fund is not a taxable event, and no contingent deferred sales charges will be assessed, if applicable, on this one-time conversion of shares.

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Material Fund Change Expenses [Text Block]

On November 6, 2024, the Board of Trustees of the Trust approved the termination of all outstanding Class C shares of the Madison Funds. Effective after the close of business on Friday, February 14, 2025, all Madison Diversified Income Class C shares will be automatically converted to Class A shares. The conversion of Class C to Class A shares of the same fund is not a taxable event, and no contingent deferred sales charges will be assessed, if applicable, on this one-time conversion of shares.

Summary of Change Legend [Text Block]

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Diversified Income Fund Class C
Shareholder Report [Line Items]
Fund Name	Madison Diversified Income Fund
Class Name	Diversified Income Fund Class C
Trading Symbol	MBLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Income Fund Class C for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	1.40%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

It was a phenomenal 12 month stretch for asset markets. That said, equity market gains were heavily skewed toward mega cap growth stocks and not nearly as rewarding to high quality dividend payers.
Contrary to the equity market, where yield seeking detracted from return, yield was the big winner within bonds. Investors poured money into both high yield (“junk”) and investment grade corporates alike, ratcheting their spreads over equivalent US Treasuries to historically low levels.
The Fund’s absolute return was a direct result of the double-digit gains across the asset markets. From a relative standpoint, outside of our dividend focused equity holdings, performance was held back by our core allocation to a hedged equity/covered call strategy. The strategy provides a very high level of income for the Fund but is prone to sizeable underperformance in runaway-up markets, where potential gains get called away. Within bonds, the Fund benefited from allocations to high quality corporate bond and mortgage-backed security ETFs. The Fund’s return per unit of duration was very favorable relative to the Bloomberg US Aggregate Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class C	12.74%	4.15%	5.27%
Madison DI Fund Index (50% S&P 500 - 50% ICE BofA Corp. Govt. Mtg)	23.69%	7.55%	7.38%
ICE BofA US Corp. Govt. & Mtg. Index	10.58%	(0.29%)	1.50%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 137,625,353
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 283,023
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$137,625,353
# of Portfolio Holdings	19
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$283,023

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 50% equity investments and 50% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Covered Call ETF	22.5%
Madison Short-Term Strategic Income ETF	21.4%
Madison Dividend Value ETF	17.5%
Madison Aggregate Bond ETF	17.4%
Janus Henderson Mortgage-Backed Securities ETF	8.3%
Vanguard Dividend Appreciation ETF	4.5%
Global X MLP ETF	3.1%
iShares Aaa - A Rated Corporate Bond ETF	2.6%
Government National Mortgage Association, 6.500%, due 02/20/29	0.0%
Federal National Mortgage Association, 7.000%, due 11/01/31	0.0%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	97.2%
Short-Term Investments	4.0%
Mortgage Backed Securities	0.0%
Collateralized Mortgage Obligations	0.0%
Commercial Mortgage-Backed Securities	0.0%
Other Assets and Liabilities, Net	(1.2%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 50% equity investments and 50% fixed income investments.
Material Fund Change [Text Block]

Material Fund Changes

On November 6, 2024, the Board of Trustees of the Trust approved the termination of all outstanding Class C shares of the Madison Funds. Effective after the close of business on Friday, February 14, 2025, all Madison Diversified Income Class C shares will be automatically converted to Class A shares. The conversion of Class C to Class A shares of the same fund is not a taxable event, and no contingent deferred sales charges will be assessed, if applicable, on this one-time conversion of shares.

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Material Fund Change Expenses [Text Block]

On November 6, 2024, the Board of Trustees of the Trust approved the termination of all outstanding Class C shares of the Madison Funds. Effective after the close of business on Friday, February 14, 2025, all Madison Diversified Income Class C shares will be automatically converted to Class A shares. The conversion of Class C to Class A shares of the same fund is not a taxable event, and no contingent deferred sales charges will be assessed, if applicable, on this one-time conversion of shares.

Summary of Change Legend [Text Block]

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Tax-Free Virginia Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison Tax-Free Virginia Fund
Class Name	Tax-Free Virginia Fund Class Y
Trading Symbol	GTVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tax-Free Virginia Fund Class Y for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$89	0.86%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s relative performance is attributable to yield curve positioning, sector allocation, coupon structure and the overall credit profile of the individual holdings. The Fund has consistently been positioned with a shorter overall maturity structure than the index, which was detractive to performance as the municipal bond market posted strong returns for most of the 12-month period. Coupon structure was neutral to performance as interest rates were somewhat rangebound and lower coupon structures with below par pricing were less volatile as the Federal Reserve began to lower the Federal Funds rate. The Di Minimis tax rule creates price declines on municipal bonds trading below par in rising interest rate environments. Although these coupon structures continue to trade below their intrinsic value, stable interest rates and forecasted lower rates will benefit price action on these bonds. In addition, the Fund’s “up in quality” bias was detractive to performance as lower quality bonds enhanced overall yield and benefited from tightening spreads leading to price appreciation.

The Yield curve positioning was detractive to performance as the fund had a lower allocation to longer dated bonds versus its benchmark. The generic municipal yield curve has reoriented from an uncommon “inverted” structure during the Fed’s tightening cycle to a relatively “flat” yield structure in tenors going out to 10-years. Longer dated maturities offer incremental yield gains throughout the 15 to 30-year range, which is the typical structure. Finally, even with a relatively shorter duration posture versus the index, the Fund was able to capture a similar portfolio yield as the benchmark.

Credit quality in the municipal bond market continued to be quite strong. The upgrade to downgrade ratio was 3/2 during the first three quarters of the year as state and local governments benefited to a surprisingly resilient economy, strong income and sales tax collections and solid fund balances built up from Federal transfer payments during the pandemic. Outside of the health care and higher education sectors, most municipal finances seem to be in pretty good shape. However, with most of the Federal relief funds sunsetting in 2025 and record needs for investments in infrastructure and social services, budgets could be challenged if the overall economy slows precipitously.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class Y	7.21%	0.05%	1.23%
ICE BofA 1-22 Yr Municipal Securities Index	8.61%	1.21%	2.19%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares
Net Assets	$ 16,722,742
Holdings Count | Holdings	61
Advisory Fees Paid, Amount	$ 85,322
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$16,722,742
# of Portfolio Holdings	61
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$85,322

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in intermediate and long-term bonds with average aggregate maturities of 7 to 15 years in municipal bonds that were exempt from federal and state income tax for residents of Virginia.

Top Ten Holdings (% of Net Assets)
Northern Virginia Transportation Authority, 5.000%, due 06/01/30	4.6%
County of Arlington, 5.000%, due 08/15/30	3.7%
James City County Economic Development Authority, 5.000%, due 06/15/30	3.2%
Metropolitan Washington Airports Authority Aviation Revenue, 5.000%, due 10/01/43	3.1%
Loudoun County Economic Development Authority, 4.000%, due 12/01/37	3.0%
City of Norfolk, 5.000%, due 08/01/47	3.0%
Hampton Roads Transportation Accountability Commission, 5.000%, due 07/01/42	2.9%
Greater Richmond Convention Center Authority, 5.000%, due 06/15/26	2.8%
City of Poquoson, 4.000%, due 02/15/29	2.6%
Hampton Roads Sanitation District, 5.000%, due 10/01/35	2.6%
Portfolio Allocation (% of Net Assets)
General Obligation	39.6%
Development	11.0%
Transportation	10.9%
Water	9.8%
Education	8.8%
Facilities	7.6%
Airport	3.9%
Power	3.0%
Medical	2.3%
Multifamily Housing	1.1%
Other investments less than 1%	0.7%
Other Assets and Liabilities, Net	1.3%

Exposure Basis Explanation [Text Block]	The Fund invested in intermediate and long-term bonds with average aggregate maturities of 7 to 15 years in municipal bonds that were exempt from federal and state income tax for residents of Virginia
Material Fund Change [Text Block]

Material Fund Changes

On November 6, 2024, the Board of Trustees of the Madison Funds approved the liquidation of the Madison Tax-Free Virginia. The liquidation is expected to occur on or about February 21, 2025.

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Material Fund Change Expenses [Text Block]	On November 6, 2024, the Board of Trustees of the Madison Funds approved the liquidation of the Madison Tax-Free Virginia. The liquidation is expected to occur on or about February 21, 2025.
Summary of Change Legend [Text Block]

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Tax-Free National Fund Class Y
Shareholder Report [Line Items]
Fund Name	MadisonTax-Free National Fund
Class Name	Tax-Free National Fund Class Y
Trading Symbol	GTFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tax-Free National Fund Class Y for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s relative performance is attributable to yield curve positioning, sector allocation, coupon structure and the overall credit profile of the individual holdings. The Fund has consistently been positioned with a shorter overall maturity structure than the index, which was detractive to performance as the municipal bond market posted strong returns for most of the 12-month period. Coupon structure was neutral to performance as interest rates were somewhat rangebound and lower coupon structures with below par pricing were less volatile as the Federal Reserve began to lower the Federal Funds rate. The Di Minimis tax rule creates price declines on municipal bonds trading below par in rising interest rate environments. Although these coupon structures continue to trade below their intrinsic value, stable interest rates and forecasted lower rates will benefit price action on these bonds. In addition, the Fund’s “up in quality” bias was detractive to performance as lower quality bonds enhanced overall yield and benefited from tightening spreads leading to price appreciation.

The Yield curve positioning was detractive to performance as the fund had a lower allocation to longer dated bonds versus its benchmark. The generic municipal yield curve has reoriented from an uncommon “inverted” structure during the Fed’s tightening cycle to a relatively “flat” yield structure in tenors going out to 10-years. Longer dated maturities offer incremental yield gains throughout the 15 to 30-year range, which is the typical structure. Finally, even with a relatively shorter duration posture versus the index, the Fund was able to capture a similar portfolio yield as the benchmark.

Credit quality in the municipal bond market continued to be quite strong. The upgrade to downgrade ratio was 3/2 during the first three quarters of the year as state and local governments benefited to a surprisingly resilient economy, strong income and sales tax collections and solid fund balances built up from Federal transfer payments during the pandemic. Outside of the health care and higher education sectors, most municipal finances seem to be in pretty good shape. However, with most of the Federal relief funds sunsetting in 2025 and record needs for investments in infrastructure and social services, budgets could be challenged if the overall economy slows precipitously.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class Y	6.66%	0.43%	1.56%
ICE BofA 1-22 Yr Municipal Securities Index	8.61%	1.21%	2.19%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 17,478,684
Holdings Count | Holdings	56
Advisory Fees Paid, Amount	$ 71,080
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$17,478,684
# of Portfolio Holdings	56
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$71,080

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in intermediate and long-term bonds with average aggregate maturities of 7 to 15 years in municipal bonds that were exempt from federal income taxes.

Top Ten Holdings (% of Net Assets)
County of Mobile, 5.000%, due 02/01/39	3.7%
City of Burlington, 4.000%, due 04/01/36	3.3%
Cook County School District No. 111 Burbank, 5.000%, due 12/01/35	3.3%
Vanderburgh County Redevelopment District, 5.000%, due 02/01/26	2.9%
Idaho Health Facilities Authority, 5.000%, due 03/01/34	2.9%
Medical Center Educational Building Corp., 5.000%, due 06/01/30	2.8%
Southampton County Industrial Development Authority, 5.000%, due 06/01/35	2.8%
West Virginia Economic Development Authority, 5.000%, due 07/01/37	2.7%
Eastern Kentucky University, 5.000%, due 04/01/33	2.6%
City of Hialeah Utility System, 5.000%, due 10/01/35	2.5%
Portfolio Allocation (% of Net Assets)
Government	69.4%
General	7.0%
Development	4.9%
Health Care	4.2%
General Obligation	3.0%
Education	2.4%
Financials	2.1%
Facilities	1.5%
Utilities	1.4%
Transportation	1.4%
Water	1.2%
Other Assets and Liabilities, Net	1.5%

Exposure Basis Explanation [Text Block]	The Fund invested in intermediate and long-term bonds with average aggregate maturities of 7 to 15 years in municipal bonds that were exempt from federal income taxes.
High Quality Bond Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison High Quality Bond Fund
Class Name	High Quality Bond Fund Class Y
Trading Symbol	MIIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Quality Bond Fund Class Y for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In response to the Fed’s shift away from restrictive monetary policy, yields stabilized and moved lower in recent months. Higher yield levels and some improved price movement over the period aided in providing a positive return environment for fixed income assets. In recent months the debate has evolved from whether the Fed has achieved a ‘soft landing’ to how to maintain it. The Fed, far from proclaiming a ‘mission accomplished’ moment has shifted their focus to avoiding labor market deterioration. This new focus was clear during the September FOMC meeting and the resulting 50 basis point cut.

While their direction is increasingly clear, the path forward is far from obvious. Continued data volatility and changing market expectations will drive markets until a clear policy end point emerges. The challenge to continue reducing inflation without materially slowing the economy will dictate policy changes over the coming months. We are pleased to see fixed income portfolios benefitting as yields decline but current yield levels, while still offering value, are less attractive than earlier this year. We are pleased to have increased duration exposure and yield in portfolio’s while we evaluate future Fed policy. We expect further yield movement will be dictated by changing economic fundamentals and stand ready to take further action as expectations for monetary policy adjust in the months ahead.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class Y	7.20%	0.47%	1.05%
Bloomberg US Intermediate Gov’t/Credit A+ Index	7.58%	0.67%	1.51%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares
Net Assets	$ 61,517,774
Holdings Count | Holdings	58
Advisory Fees Paid, Amount	$ 180,522
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$61,517,774
# of Portfolio Holdings	58
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$180,522

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments, while maintaining an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s.

Top Ten Holdings (% of Net Assets)
U.S. Treasury Notes, 4.875%, due 10/31/28	4.2%
U.S. Treasury Notes, 3.625%, due 05/31/28	4.0%
Federal National Mortgage Association, 2.125%, due 04/24/26	3.7%
U.S. Treasury Notes, 4.000%, due 07/31/30	3.6%
U.S. Treasury Notes, 3.875%, due 11/30/29	3.6%
U.S. Treasury Notes, 3.875%, due 12/31/29	3.6%
U.S. Treasury Notes, 4.000%, due 02/29/28	3.2%
U.S. Treasury Notes, 4.000%, due 06/30/28	3.2%
U.S. Treasury Notes, 3.875%, due 09/30/29	3.2%
U.S. Treasury Notes, 3.250%, due 06/30/27	3.2%
Portfolio Allocation (% of Net Assets)
U.S. Government and Agency Obligations	63.0%
Corporate Notes and Bonds	34.0%
Short-Term Investments	6.1%
Foreign Corporate Bonds	1.6%
Other Assets and Liabilities, Net	(4.7%)

Exposure Basis Explanation [Text Block]	The Fund invested in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments, while maintaining an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s
High Quality Bond Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison High Quality Bond Fund
Class Name	High Quality Bond Fund Class I
Trading Symbol	MIIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Quality Bond Fund Class I for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In response to the Fed’s shift away from restrictive monetary policy, yields stabilized and moved lower in recent months. Higher yield levels and some improved price movement over the period aided in providing a positive return environment for fixed income assets. In recent months the debate has evolved from whether the Fed has achieved a ‘soft landing’ to how to maintain it. The Fed, far from proclaiming a ‘mission accomplished’ moment has shifted their focus to avoiding labor market deterioration. This new focus was clear during the September FOMC meeting and the resulting 50 basis point cut.

While their direction is increasingly clear, the path forward is far from obvious. Continued data volatility and changing market expectations will drive markets until a clear policy end point emerges. The challenge to continue reducing inflation without materially slowing the economy will dictate policy changes over the coming months. We are pleased to see fixed income portfolios benefitting as yields decline but current yield levels, while still offering value, are less attractive than earlier this year. We are pleased to have increased duration exposure and yield in portfolio’s while we evaluate future Fed policy. We expect further yield movement will be dictated by changing economic fundamentals and stand ready to take further action as expectations for monetary policy adjust in the months ahead.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $250,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)
	1 Year	Since Inception 2/28/22
Class I	7.35%	0.91%
Bloomberg US Intermediate Gov’t/Credit A+ Index	7.58%	0.40%

Performance Inception Date	Feb. 28, 2022
No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 61,517,774
Holdings Count | Holdings	58
Advisory Fees Paid, Amount	$ 180,522
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$61,517,774
# of Portfolio Holdings	58
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$180,522

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments, while maintaining an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s.

Top Ten Holdings (% of Net Assets)
U.S. Treasury Notes , 4.875%, due 10/31/28	4.2%
U.S. Treasury Notes , 3.625%, due 05/31/28	4.0%
Federal National Mortgage Association , 2.125%, due 04/24/26	3.7%
U.S. Treasury Notes , 4.000%, due 07/31/30	3.6%
U.S. Treasury Notes , 3.875%, due 11/30/29	3.6%
U.S. Treasury Notes , 3.875%, due 12/31/29	3.6%
U.S. Treasury Notes , 4.000%, due 02/29/28	3.2%
U.S. Treasury Notes , 4.000%, due 06/30/28	3.2%
U.S. Treasury Notes , 3.875%, due 09/30/29	3.2%
U.S. Treasury Notes , 3.250%, due 06/30/27	3.2%
Portfolio Allocation (% of Net Assets)
U.S. Government and Agency Obligations	63.0%
Corporate Notes and Bonds	34.0%
Short-Term Investments	6.1%
Foreign Corporate Bonds	1.6%
Other Assets and Liabilities, Net	(4.7%)

Exposure Basis Explanation [Text Block]	The Fund invested in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments, while maintaining an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s
Core Bond Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Core Bond Fund
Class Name	Core Bond Fund Class A
Trading Symbol	MBOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Bond Fund Class A for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The primary drivers of Fund performance versus the benchmark were an overweight to corporate bonds and the mortgage-backed securities (MBS) sector. Performance was also positively impacted by a yield advantage over the benchmark during the last year.

The Fund selectively added corporate bonds through the new issue market which continued to be robust but with lower new issue concessions. The Fund was overweight the financial sector versus the benchmark which helped relative corporate performance. Finally, the Fund owned high yield bonds which have performed well given an overall trend of tighter corporate spreads.

Within the securitized sector, the Fund was overweight thirty-year agency MBS versus the benchmark, especially the 4.5% to 5.5% coupon securities given wide nominal spreads. The Fund was underweight lower coupon MBS which hurt performance slightly given falling interest rates. The Fund is overweight asset-backed securities given attractive spreads versus short investment grade corporate bonds and Treasuries.

The Fund’s Treasury allocation had a slightly longer duration versus the benchmark, which helped performance over the trailing one-year period due to falling rates. Since October 2023, the two-year, ten-year and thirty-year Treasury yields decreased 92, 65 and 62 basis points, respectively.

Looking forward, the Fund will look to reduce exposure to corporate bonds given tight valuations. The Fund also will continue to shift into MBS as both relative and absolute valuations are attractive. Finally, the Fund will continue to have an underweight to the 20yr and 30yr section of the yield curve given the expectation of a steeper yield curve over the next 12 months.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not indicative of future performance
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class A	10.48%	0.04%	1.42%
Class A with load	5.48%	(0.87%)	0.95%
Bloomberg US Aggregate Bond Index	10.55%	(0.23%)	1.49%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares
Net Assets	$ 196,092,853
Holdings Count | Holdings	371
Advisory Fees Paid, Amount	$ 740,044
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$196,092,853
# of Portfolio Holdings	371
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$740,044

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)
U.S. Treasury Notes, 4.000%, due 02/29/28	2.8%
U.S. Treasury Notes, 4.625%, due 09/30/28	2.5%
U.S. Treasury Notes, 2.625%, due 02/15/29	2.2%
U.S. Treasury Notes, 3.875%, due 11/30/29	2.0%
U.S. Treasury Bonds, 3.750%, due 08/15/41	2.0%
U.S. Treasury Notes, 4.000%, due 02/15/34	1.7%
Federal National Mortgage Association, 5.000%, due 12/01/52	1.6%
Federal Home Loan Mortgage Corp., 2.500%, due 01/01/52	1.5%
U.S. Treasury Notes, 2.875%, due 05/15/28	1.5%
U.S. Treasury Notes, 4.375%, due 05/15/34	1.4%
Portfolio Allocation (% of Net Assets)
Mortgage Backed Securities	32.0%
U.S. Government and Agency Obligations	27.6%
Corporate Notes and Bonds	23.7%
Collateralized Mortgage Obligations	5.5%
Asset Backed Securities	4.0%
Foreign Corporate Bonds	2.7%
Short-Term Investments	2.4%
Commercial Mortgage-Backed Securities	2.1%
Other Assets and Liabilities, Net	0.0%

Exposure Basis Explanation [Text Block]	The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.
Core Bond Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison Core Bond Fund
Class Name	Core Bond Fund Class Y
Trading Symbol	MBOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Bond Fund Class Y for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The primary drivers of Fund performance versus the benchmark were an overweight to corporate bonds and the mortgage-backed securities (MBS) sector. Performance was also positively impacted by a yield advantage over the benchmark during the last year.

The Fund selectively added corporate bonds through the new issue market which continued to be robust but with lower new issue concessions. The Fund was overweight the financial sector versus the benchmark which helped relative corporate performance. Finally, the Fund owned high yield bonds which have performed well given an overall trend of tighter corporate spreads.

Within the securitized sector, the Fund was overweight thirty-year agency MBS versus the benchmark, especially the 4.5% to 5.5% coupon securities given wide nominal spreads. The Fund was underweight lower coupon MBS which hurt performance slightly given falling interest rates. The Fund is overweight asset-backed securities given attractive spreads versus short investment grade corporate bonds and Treasuries.

The Fund’s Treasury allocation had a slightly longer duration versus the benchmark, which helped performance over the trailing one-year period due to falling rates. Since October 2023, the two-year, ten-year and thirty-year Treasury yields decreased 92, 65 and 62 basis points, respectively.

Looking forward, the Fund will look to reduce exposure to corporate bonds given tight valuations. The Fund also will continue to shift into MBS as both relative and absolute valuations are attractive. Finally, the Fund will continue to have an underweight to the 20yr and 30yr section of the yield curve given the expectation of a steeper yield curve over the next 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]	Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class Y	10.70%	0.31%	1.69%
Bloomberg US Aggregate Bond Index	10.55%	(0.23%)	1.49%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 196,092,853
Holdings Count | Holdings	371
Advisory Fees Paid, Amount	$ 740,044
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$196,092,853
# of Portfolio Holdings	371
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$740,044

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes , 4.000%, due 02/29/28	2.8%
U.S. Treasury Notes , 4.625%, due 09/30/28	2.5%
U.S. Treasury Notes , 2.625%, due 02/15/29	2.2%
U.S. Treasury Notes , 3.875%, due 11/30/29	2.0%
U.S. Treasury Bonds , 3.750%, due 08/15/41	2.0%
U.S. Treasury Notes , 4.000%, due 02/15/34	1.7%
Federal National Mortgage Association , 5.000%, due 12/01/52	1.6%
Federal Home Loan Mortgage Corp. , 2.500%, due 01/01/52	1.5%
U.S. Treasury Notes , 2.875%, due 05/15/28	1.5%
U.S. Treasury Notes , 4.375%, due 05/15/34	1.4%

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	32.0%
U.S. Government and Agency Obligations	27.6%
Corporate Notes and Bonds	23.7%
Collateralized Mortgage Obligations	5.5%
Asset Backed Securities	4.0%
Foreign Corporate Bonds	2.7%
Short-Term Investments	2.4%
Commercial Mortgage-Backed Securities	2.1%
Other Assets and Liabilities, Net	0.0%

Exposure Basis Explanation [Text Block]	The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.
Core Bond Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Core Bond Fund
Class Name	Core Bond Fund Class I
Trading Symbol	MBOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Bond Fund Class I for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The primary drivers of Fund performance versus the benchmark were an overweight to corporate bonds and the mortgage-backed securities (MBS) sector. Performance was also positively impacted by a yield advantage over the benchmark during the last year.

The Fund selectively added corporate bonds through the new issue market which continued to be robust but with lower new issue concessions. The Fund was overweight the financial sector versus the benchmark which helped relative corporate performance. Finally, the Fund owned high yield bonds which have performed well given an overall trend of tighter corporate spreads.

Within the securitized sector, the Fund was overweight thirty-year agency MBS versus the benchmark, especially the 4.5% to 5.5% coupon securities given wide nominal spreads. The Fund was underweight lower coupon MBS which hurt performance slightly given falling interest rates. The Fund is overweight asset-backed securities given attractive spreads versus short investment grade corporate bonds and Treasuries.

The Fund’s Treasury allocation had a slightly longer duration versus the benchmark, which helped performance over the trailing one-year period due to falling rates. Since October 2023, the two-year, ten-year and thirty-year Treasury yields decreased 92, 65 and 62 basis points, respectively.

Looking forward, the Fund will look to reduce exposure to corporate bonds given tight valuations. The Fund also will continue to shift into MBS as both relative and absolute valuations are attractive. Finally, the Fund will continue to have an underweight to the 20yr and 30yr section of the yield curve given the expectation of a steeper yield curve over the next 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $250,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)

	1 Year	Since Inception 2/26/21
Class I	10.86%	(1.32%)
Bloomberg US Aggregate Bond Index	10.55%	(1.65%)

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares
Net Assets	$ 196,092,853
Holdings Count | Holdings	371
Advisory Fees Paid, Amount	$ 740,044
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$196,092,853
# of Portfolio Holdings	371
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$740,044

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)
U.S. Treasury Notes , 4.000%, due 02/29/28	2.8%
U.S. Treasury Notes , 4.625%, due 09/30/28	2.5%
U.S. Treasury Notes , 2.625%, due 02/15/29	2.2%
U.S. Treasury Notes , 3.875%, due 11/30/29	2.0%
U.S. Treasury Bonds , 3.750%, due 08/15/41	2.0%
U.S. Treasury Notes , 4.000%, due 02/15/34	1.7%
Federal National Mortgage Association , 5.000%, due 12/01/52	1.6%
Federal Home Loan Mortgage Corp. , 2.500%, due 01/01/52	1.5%
U.S. Treasury Notes , 2.875%, due 05/15/28	1.5%
U.S. Treasury Notes , 4.375%, due 05/15/34	1.4%
Portfolio Allocation (% of Net Assets)
Mortgage Backed Securities	32.0%
U.S. Government and Agency Obligations	27.6%
Corporate Notes and Bonds	23.7%
Collateralized Mortgage Obligations	5.5%
Asset Backed Securities	4.0%
Foreign Corporate Bonds	2.7%
Short-Term Investments	2.4%
Commercial Mortgage-Backed Securities	2.1%
Other Assets and Liabilities, Net	0.0%

Exposure Basis Explanation [Text Block]	The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.
Core Bond Class R6
Shareholder Report [Line Items]
Fund Name	Madison Core Bond Fund
Class Name	Core Bond Fund Class R6
Trading Symbol	MBORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Bond Fund Class R6 for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The primary drivers of Fund performance versus the benchmark were an overweight to corporate bonds and the mortgage-backed securities (MBS) sector. Performance was also positively impacted by a yield advantage over the benchmark during the last year.

The Fund selectively added corporate bonds through the new issue market which continued to be robust but with lower new issue concessions. The Fund was overweight the financial sector versus the benchmark which helped relative corporate performance. Finally, the Fund owned high yield bonds which have performed well given an overall trend of tighter corporate spreads.

Within the securitized sector, the Fund was overweight thirty-year agency MBS versus the benchmark, especially the 4.5% to 5.5% coupon securities given wide nominal spreads. The Fund was underweight lower coupon MBS which hurt performance slightly given falling interest rates. The Fund is overweight asset-backed securities given attractive spreads versus short investment grade corporate bonds and Treasuries.

The Fund’s Treasury allocation had a slightly longer duration versus the benchmark, which helped performance over the trailing one-year period due to falling rates. Since October 2023, the two-year, ten-year and thirty-year Treasury yields decreased 92, 65 and 62 basis points, respectively.

Looking forward, the Fund will look to reduce exposure to corporate bonds given tight valuations. The Fund also will continue to shift into MBS as both relative and absolute valuations are attractive. Finally, the Fund will continue to have an underweight to the 20yr and 30yr section of the yield curve given the expectation of a steeper yield curve over the next 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $500,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]	Average Annual Total Returns (%)
	1 Year	Since Inception 2/28/22
Class R6	10.95%	(0.80%)
Bloomberg US Aggregate Bond Index	10.55%	(1.27%)

Performance Inception Date	Feb. 28, 2022
No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 196,092,853
Holdings Count | Holdings	371
Advisory Fees Paid, Amount	$ 740,044
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$196,092,853
# of Portfolio Holdings	371
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$740,044

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes , 4.000%, due 02/29/28	2.8%
U.S. Treasury Notes , 4.625%, due 09/30/28	2.5%
U.S. Treasury Notes , 2.625%, due 02/15/29	2.2%
U.S. Treasury Notes , 3.875%, due 11/30/29	2.0%
U.S. Treasury Bonds , 3.750%, due 08/15/41	2.0%
U.S. Treasury Notes , 4.000%, due 02/15/34	1.7%
Federal National Mortgage Association , 5.000%, due 12/01/52	1.6%
Federal Home Loan Mortgage Corp. , 2.500%, due 01/01/52	1.5%
U.S. Treasury Notes , 2.875%, due 05/15/28	1.5%
U.S. Treasury Notes , 4.375%, due 05/15/34	1.4%

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	32.0%
U.S. Government and Agency Obligations	27.6%
Corporate Notes and Bonds	23.7%
Collateralized Mortgage Obligations	5.5%
Asset Backed Securities	4.0%
Foreign Corporate Bonds	2.7%
Short-Term Investments	2.4%
Commercial Mortgage-Backed Securities	2.1%
Other Assets and Liabilities, Net	0.0%

Exposure Basis Explanation [Text Block]	The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.
Covered Call & Equity Income Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Covered Call & Equity Income Fund
Class Name	Covered Call & Equity Income Fund Class A
Trading Symbol	MENAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Covered Call & Equity Income Fund Class A for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.26%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Both the S&P 500 and the S&P 500 BuyWrite Index were largely driven by an exceptional surge in a handful of the largest companies in the index. The Magnificent 7, as they have become known, rocketed higher by more that 66% over the period and, given their historically outsized weighting in the index, were the most prominent reason for the overall market’s significant rise. Given the Fund’s belief that these mega-cap companies are excessively valued, the Fund was meaningfully underweighted in the “Mag 7” stocks and this accounted a large portion of the Fund’s underperformance.

Relative to the S&P 500, sector allocation was detractive. The Fund’s underweight positions in the Technology sector and overweight positions in the Consumer Staples and Energy sectors were the primary culprits. Stock selection was also detractive; however, it was mainly due to what the Fund did not own, “Mag 7”. Among the Fund holdings that lagged, energy holdings, Apache and Transocean, underperformed as crude oil prices fell by 11% over the period. Archer Daniels Midland also lagged on weaker agricultural commodity prices and a lowering of growth forecasts in their nutrition segment. Health care and retail pharmacy company CVS was weaker on higher than expected medical cost in their HMO segment. Las Vegas Sand also lagged due to concerns over the potential stagnation of economic growth in China. The laggards were somewhat offset by strong performance from Microsoft, Target, Nordstrom, Starbucks and Danaher.

The Fund’s defensive call writing strategy was also detractive in such a strong, upward moving market as was the Fund’s cash positioning which was consistently pressure by a very high level of option assignments through the period. These areas are typically expected to lag in a very strong market environment.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	11.01%	11.37%	7.14%
Class A with load	4.63%	10.06%	6.51%
CBOE S&P 500 BuyWrite BXM PR USD	18.52%	6.05%	6.39%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 251,965,586
Holdings Count | Holdings	82
Advisory Fees Paid, Amount	$ 2,158,124
Investment Company, Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$251,965,586
# of Portfolio Holdings	82
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$2,158,124

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.

Top Ten Holdings (% of Net Assets)
Las Vegas Sands Corp.	4.4%
Medtronic PLC	3.0%
ConocoPhillips	3.0%
Barrick Gold Corp.	3.0%
Transocean Ltd.	2.9%
Honeywell International, Inc.	2.9%
Matador Resources Co.	2.8%
CME Group, Inc.	2.7%
PayPal Holdings, Inc.	2.6%
AES Corp.	2.5%
Portfolio Allocation (% of Net Assets)
Short-Term Investments	24.2%
Health Care	15.5%
Consumer Staples	10.7%
Energy	10.7%
Industrials	8.7%
Financials	7.5%
Consumer Discretionary	5.8%
Communication Services	5.3%
Information Technology	4.9%
Materials	3.0%
Utilities	2.5%
Equity Real Estate Investment Trusts (REITs)	2.5%
Call Options Written	(1.4%)
Other Assets and Liabilities, Net	0.1%

Exposure Basis Explanation [Text Block]	The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.
Material Fund Change [Text Block]

Material Fund Changes

On November 6, 2024, the Board of Trustees of the Trust approved the termination of all outstanding Class C shares of the Madison Funds. Effective after the close of business on Friday, February 14, 2025, all Madison Covered Call & Equity Income Class C shares will be automatically converted to Class A shares. The conversion of Class C to Class A shares of the same fund is not a taxable event, and no contingent deferred sales charges will be assessed, if applicable, on this one-time conversion of shares.

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Material Fund Change Expenses [Text Block]

On November 6, 2024, the Board of Trustees of the Trust approved the termination of all outstanding Class C shares of the Madison Funds. Effective after the close of business on Friday, February 14, 2025, all Madison Covered Call & Equity Income Class C shares will be automatically converted to Class A shares. The conversion of Class C to Class A shares of the same fund is not a taxable event, and no contingent deferred sales charges will be assessed, if applicable, on this one-time conversion of shares.

Summary of Change Legend [Text Block]

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Covered Call & Equity Income Fund Class C
Shareholder Report [Line Items]
Fund Name	Madison Covered Call & Equity Income Fund
Class Name	Covered Call & Equity Income Fund Class C
Trading Symbol	MENCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Covered Call & Equity Income Fund Class C for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	2.01%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Both the S&P 500 and the S&P 500 BuyWrite Index were largely driven by an exceptional surge in a handful of the largest companies in the index. The Magnificent 7, as they have become known, rocketed higher by more that 66% over the period and, given their historically outsized weighting in the index, were the most prominent reason for the overall market’s significant rise. Given the Fund’s belief that these mega-cap companies are excessively valued, the Fund was meaningfully underweighted in the “Mag 7” stocks and this accounted a large portion of the Fund’s underperformance.

Relative to the S&P 500, sector allocation was detractive. The Fund’s underweight positions in the Technology sector and overweight positions in the Consumer Staples and Energy sectors were the primary culprits. Stock selection was also detractive; however, it was mainly due to what the Fund did not own, “Mag 7”. Among the Fund holdings that lagged, energy holdings, Apache and Transocean, underperformed as crude oil prices fell by 11% over the period. Archer Daniels Midland also lagged on weaker agricultural commodity prices and a lowering of growth forecasts in their nutrition segment. Health care and retail pharmacy company CVS was weaker on higher than expected medical cost in their HMO segment. Las Vegas Sand also lagged due to concerns over the potential stagnation of economic growth in China. The laggards were somewhat offset by strong performance from Microsoft, Target, Nordstrom, Starbucks and Danaher.

The Fund’s defensive call writing strategy was also detractive in such a strong, upward moving market as was the Fund’s cash positioning which was consistently pressure by a very high level of option assignments through the period. These areas are typically expected to lag in a very strong market environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]	Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class C	10.19%	10.58%	6.37%
CBOE S&P 500 BuyWrite BXM PR USD	18.52%	6.05%	6.39%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 251,965,586
Holdings Count | Holdings	82
Advisory Fees Paid, Amount	$ 2,158,124
Investment Company, Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$251,965,586
# of Portfolio Holdings	82
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$2,158,124

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.

Top Ten Holdings (% of Net Assets)
Las Vegas Sands Corp.	4.4%
Medtronic PLC	3.0%
ConocoPhillips	3.0%
Barrick Gold Corp.	3.0%
Transocean Ltd.	2.9%
Honeywell International, Inc.	2.9%
Matador Resources Co.	2.8%
CME Group, Inc.	2.7%
PayPal Holdings, Inc.	2.6%
AES Corp.	2.5%
Portfolio Allocation (% of Net Assets)
Short-Term Investments	24.2%
Health Care	15.5%
Consumer Staples	10.7%
Energy	10.7%
Industrials	8.7%
Financials	7.5%
Consumer Discretionary	5.8%
Communication Services	5.3%
Information Technology	4.9%
Materials	3.0%
Utilities	2.5%
Equity Real Estate Investment Trusts (REITs)	2.5%
Call Options Written	(1.4%)
Other Assets and Liabilities, Net	0.1%

Exposure Basis Explanation [Text Block]	The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.
Material Fund Change [Text Block]

Material Fund Changes

On November 6, 2024, the Board of Trustees of the Trust approved the termination of all outstanding Class C shares of the Madison Funds. Effective after the close of business on Friday, February 14, 2025, all Madison Covered Call & Equity Income Class C shares will be automatically converted to Class A shares. The conversion of Class C to Class A shares of the same fund is not a taxable event, and no contingent deferred sales charges will be assessed, if applicable, on this one-time conversion of shares.

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Material Fund Change Expenses [Text Block]

On November 6, 2024, the Board of Trustees of the Trust approved the termination of all outstanding Class C shares of the Madison Funds. Effective after the close of business on Friday, February 14, 2025, all Madison Covered Call & Equity Income Class C shares will be automatically converted to Class A shares. The conversion of Class C to Class A shares of the same fund is not a taxable event, and no contingent deferred sales charges will be assessed, if applicable, on this one-time conversion of shares.

Summary of Change Legend [Text Block]

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Covered Call & Equity Income Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison Covered Call & Equity Income Fund
Class Name	Covered Call & Equity Income Fund Class Y
Trading Symbol	MENYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Covered Call & Equity Income Fund Class Y for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$107	1.01%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Both the S&P 500 and the S&P 500 BuyWrite Index were largely driven by an exceptional surge in a handful of the largest companies in the index. The Magnificent 7, as they have become known, rocketed higher by more that 66% over the period and, given their historically outsized weighting in the index, were the most prominent reason for the overall market’s significant rise. Given the Fund’s belief that these mega-cap companies are excessively valued, the Fund was meaningfully underweighted in the “Mag 7” stocks and this accounted a large portion of the Fund’s underperformance.

Relative to the S&P 500, sector allocation was detractive. The Fund’s underweight positions in the Technology sector and overweight positions in the Consumer Staples and Energy sectors were the primary culprits. Stock selection was also detractive; however, it was mainly due to what the Fund did not own, “Mag 7”. Among the Fund holdings that lagged, energy holdings, Apache and Transocean, underperformed as crude oil prices fell by 11% over the period. Archer Daniels Midland also lagged on weaker agricultural commodity prices and a lowering of growth forecasts in their nutrition segment. Health care and retail pharmacy company CVS was weaker on higher than expected medical cost in their HMO segment. Las Vegas Sand also lagged due to concerns over the potential stagnation of economic growth in China. The laggards were somewhat offset by strong performance from Microsoft, Target, Nordstrom, Starbucks and Danaher.

The Fund’s defensive call writing strategy was also detractive in such a strong, upward moving market as was the Fund’s cash positioning which was consistently pressure by a very high level of option assignments through the period. These areas are typically expected to lag in a very strong market environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class Y	11.32%	11.67%	7.42%
CBOE S&P 500 BuyWrite BXM PR USD	18.52%	6.05%	6.39%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 251,965,586
Holdings Count | Holdings	82
Advisory Fees Paid, Amount	$ 2,158,124
Investment Company, Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$251,965,586
# of Portfolio Holdings	82
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$2,158,124

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.

Top Ten Holdings (% of Net Assets)
Las Vegas Sands Corp.	4.4%
Medtronic PLC	3.0%
ConocoPhillips	3.0%
Barrick Gold Corp.	3.0%
Transocean Ltd.	2.9%
Honeywell International, Inc.	2.9%
Matador Resources Co.	2.8%
CME Group, Inc.	2.7%
PayPal Holdings, Inc.	2.6%
AES Corp.	2.5%
Portfolio Allocation (% of Net Assets)
Short-Term Investments	24.2%
Health Care	15.5%
Consumer Staples	10.7%
Energy	10.7%
Industrials	8.7%
Financials	7.5%
Consumer Discretionary	5.8%
Communication Services	5.3%
Information Technology	4.9%
Materials	3.0%
Utilities	2.5%
Equity Real Estate Investment Trusts (REITs)	2.5%
Call Options Written	(1.4%)
Other Assets and Liabilities, Net	0.1%

Exposure Basis Explanation [Text Block]	The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.
Covered Call & Equity Income Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Covered Call & Equity Income Fund
Class Name	Covered Call & Equity Income Fund Class I
Trading Symbol	MENIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Covered Call & Equity Income Fund Class I for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.96%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Both the S&P 500 and the S&P 500 BuyWrite Index were largely driven by an exceptional surge in a handful of the largest companies in the index. The Magnificent 7, as they have become known, rocketed higher by more that 66% over the period and, given their historically outsized weighting in the index, were the most prominent reason for the overall market’s significant rise. Given the Fund’s belief that these mega-cap companies are excessively valued, the Fund was meaningfully underweighted in the “Mag 7” stocks and this accounted a large portion of the Fund’s underperformance.

Relative to the S&P 500, sector allocation was detractive. The Fund’s underweight positions in the Technology sector and overweight positions in the Consumer Staples and Energy sectors were the primary culprits. Stock selection was also detractive; however, it was mainly due to what the Fund did not own, “Mag 7”. Among the Fund holdings that lagged, energy holdings, Apache and Transocean, underperformed as crude oil prices fell by 11% over the period. Archer Daniels Midland also lagged on weaker agricultural commodity prices and a lowering of growth forecasts in their nutrition segment. Health care and retail pharmacy company CVS was weaker on higher than expected medical cost in their HMO segment. Las Vegas Sand also lagged due to concerns over the potential stagnation of economic growth in China. The laggards were somewhat offset by strong performance from Microsoft, Target, Nordstrom, Starbucks and Danaher.

The Fund’s defensive call writing strategy was also detractive in such a strong, upward moving market as was the Fund’s cash positioning which was consistently pressure by a very high level of option assignments through the period. These areas are typically expected to lag in a very strong market environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $250,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)
	1 Year	Since Inception 2/28/22
Class I	11.33%	7.88%
CBOE S&P 500 BuyWrite BXM PR USD	18.52%	5.60%
S&P 500 Index	38.02%	12.22%

Performance Inception Date	Feb. 28, 2022
No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 251,965,586
Holdings Count | Holdings	82
Advisory Fees Paid, Amount	$ 2,158,124
Investment Company, Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$251,965,586
# of Portfolio Holdings	82
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$2,158,124

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.

Top Ten Holdings (% of Net Assets)
Las Vegas Sands Corp.	4.4%
Medtronic PLC	3.0%
ConocoPhillips	3.0%
Barrick Gold Corp.	3.0%
Transocean Ltd.	2.9%
Honeywell International, Inc.	2.9%
Matador Resources Co.	2.8%
CME Group, Inc.	2.7%
PayPal Holdings, Inc.	2.6%
AES Corp.	2.5%
Portfolio Allocation (% of Net Assets)
Short-Term Investments	24.2%
Health Care	15.5%
Consumer Staples	10.7%
Energy	10.7%
Industrials	8.7%
Financials	7.5%
Consumer Discretionary	5.8%
Communication Services	5.3%
Information Technology	4.9%
Materials	3.0%
Utilities	2.5%
Equity Real Estate Investment Trusts (REITs)	2.5%
Call Options Written	(1.4%)
Other Assets and Liabilities, Net	0.1%

Exposure Basis Explanation [Text Block]	The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.
Covered Call & Equity Income Fund Class R6
Shareholder Report [Line Items]
Fund Name	Madison Covered Call & Equity Income Fund
Class Name	Covered Call & Equity Income Fund Class R6
Trading Symbol	MENRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Covered Call & Equity Income Fund Class R6 for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$93	0.88%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Both the S&P 500 and the S&P 500 BuyWrite Index were largely driven by an exceptional surge in a handful of the largest companies in the index. The Magnificent 7, as they have become known, rocketed higher by more that 66% over the period and, given their historically outsized weighting in the index, were the most prominent reason for the overall market’s significant rise. Given the Fund’s belief that these mega-cap companies are excessively valued, the Fund was meaningfully underweighted in the “Mag 7” stocks and this accounted a large portion of the Fund’s underperformance.

Relative to the S&P 500, sector allocation was detractive. The Fund’s underweight positions in the Technology sector and overweight positions in the Consumer Staples and Energy sectors were the primary culprits. Stock selection was also detractive; however, it was mainly due to what the Fund did not own, “Mag 7”. Among the Fund holdings that lagged, energy holdings, Apache and Transocean, underperformed as crude oil prices fell by 11% over the period. Archer Daniels Midland also lagged on weaker agricultural commodity prices and a lowering of growth forecasts in their nutrition segment. Health care and retail pharmacy company CVS was weaker on higher than expected medical cost in their HMO segment. Las Vegas Sand also lagged due to concerns over the potential stagnation of economic growth in China. The laggards were somewhat offset by strong performance from Microsoft, Target, Nordstrom, Starbucks and Danaher.

The Fund’s defensive call writing strategy was also detractive in such a strong, upward moving market as was the Fund’s cash positioning which was consistently pressure by a very high level of option assignments through the period. These areas are typically expected to lag in a very strong market environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $500,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R6	11.44%	11.82%	7.57%
CBOE S&P 500 BuyWrite BXM PR USD	18.52%	6.05%	6.39%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 251,965,586
Holdings Count | Holdings	82
Advisory Fees Paid, Amount	$ 2,158,124
Investment Company, Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$251,965,586
# of Portfolio Holdings	82
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$2,158,124

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.

Top Ten Holdings (% of Net Assets)
Las Vegas Sands Corp.	4.4%
Medtronic PLC	3.0%
ConocoPhillips	3.0%
Barrick Gold Corp.	3.0%
Transocean Ltd.	2.9%
Honeywell International, Inc.	2.9%
Matador Resources Co.	2.8%
CME Group, Inc.	2.7%
PayPal Holdings, Inc.	2.6%
AES Corp.	2.5%
Portfolio Allocation (% of Net Assets)
Short-Term Investments	24.2%
Health Care	15.5%
Consumer Staples	10.7%
Energy	10.7%
Industrials	8.7%
Financials	7.5%
Consumer Discretionary	5.8%
Communication Services	5.3%
Information Technology	4.9%
Materials	3.0%
Utilities	2.5%
Equity Real Estate Investment Trusts (REITs)	2.5%
Call Options Written	(1.4%)
Other Assets and Liabilities, Net	0.1%

Exposure Basis Explanation [Text Block]	The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.
Dividend Income Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Dividend Income Fund
Class Name	Dividend Income Fund Class A
Trading Symbol	MADAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dividend Income Fund Class A for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.16%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative to the index, sector allocation and stock selection were detractive to results. For sector allocation, an overweight position in Energy and an underweight position in Technology negatively impacted performance. In terms of stock selection, there were positive results in Financials and Utilities, which was more than offset by weakness in Consumer Staples, Technology, Communication Services, Industrials, Health Care and Materials. Within Financials, wealth management firm Morgan Stanley (MS) was the most additive stock in the portfolio, and asset manager BlackRock (BLK) and regional bank U.S. Bancorp (USB) also contributed nicely to results. In Health Care, pharmaceutical maker AbbVie (ABBV) was a notable outperforming stock. Another outperforming stock was construction equipment manufacturer Caterpillar (CAT) in Industrials.

In general, these stocks had improved underlying fundamentals that benefited their businesses. On the negative side, in Consumer Staples, agricultural processor Archer-Daniels-Midland (ADM) was the most detractive stock in the portfolio. In Energy, exploration and production firm EOG Resources (EOG) negatively impacted performance. Within Health Care, pharmaceutical companies Bristol Myers-Squibb (BMY) was a notable underperforming stock. Other notable underperforming stocks were exchange operator CME Group (CME) in Financials and industrial gas supplier Air Products (APD) in Materials. In general, these stocks had weak earnings results and deterioration in their businesses. The fund continues to hold all stocks mentioned above except for ADM and BMY.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)
	1 Year	Since Inception 5/29/2020
Class A	21.41%	10.04%
Class A with load	14.41%	8.57%
Russell 1000 Value Index	30.98%	14.45%
Lipper Equity Income Funds Index	29.06%	13.85%
S&P 500 Index	38.02%	17.07%

Performance Inception Date	May 29, 2020
No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares
Net Assets	$ 148,930,034
Holdings Count | Holdings	38
Advisory Fees Paid, Amount	$ 1,183,103
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$148,930,034
# of Portfolio Holdings	38
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$1,183,103

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.

Top Ten Holdings (% of Net Assets)
Automatic Data Processing, Inc.	4.3%
Morgan Stanley	4.2%
NextEra Energy, Inc.	4.2%
Fastenal Co.	4.1%
Home Depot, Inc.	3.8%
Blackrock, Inc.	3.7%
Medtronic PLC	3.7%
Texas Instruments, Inc.	3.5%
CME Group, Inc.	3.5%
Johnson & Johnson	3.4%
Portfolio Allocation (% of Net Assets)
Financials	20.8%
Industrials	19.4%
Health Care	12.2%
Energy	10.0%
Consumer Discretionary	9.7%
Consumer Staples	7.8%
Information Technology	6.0%
Utilities	4.2%
Communication Services	3.4%
Equity Real Estate Investment Trusts (REITs)	2.8%
Materials	2.2%
Short-Term Investments	1.6%
Other Assets and Liabilities, Net	(0.1%)

Exposure Basis Explanation [Text Block]	The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.
Dividend Income Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison Dividend Income Fund
Class Name	Dividend Income Fund Class Y
Trading Symbol	BHBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dividend Income Fund Class Y for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$101	0.91%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative to the index, sector allocation and stock selection were detractive to results. For sector allocation, an overweight position in Energy and an underweight position in Technology negatively impacted performance. In terms of stock selection, there were positive results in Financials and Utilities, which was more than offset by weakness in Consumer Staples, Technology, Communication Services, Industrials, Health Care and Materials. Within Financials, wealth management firm Morgan Stanley (MS) was the most additive stock in the portfolio, and asset manager BlackRock (BLK) and regional bank U.S. Bancorp (USB) also contributed nicely to results. In Health Care, pharmaceutical maker AbbVie (ABBV) was a notable outperforming stock. Another outperforming stock was construction equipment manufacturer Caterpillar (CAT) in Industrials.

In general, these stocks had improved underlying fundamentals that benefited their businesses. On the negative side, in Consumer Staples, agricultural processor Archer-Daniels-Midland (ADM) was the most detractive stock in the portfolio. In Energy, exploration and production firm EOG Resources (EOG) negatively impacted performance. Within Health Care, pharmaceutical companies Bristol Myers-Squibb (BMY) was a notable underperforming stock. Other notable underperforming stocks were exchange operator CME Group (CME) in Financials and industrial gas supplier Air Products (APD) in Materials. In general, these stocks had weak earnings results and deterioration in their businesses. The fund continues to hold all stocks mentioned above except for ADM and BMY.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class Y	21.65%	7.76%	9.02%
Russell 1000 Value Index	30.98%	10.14%	9.25%
Lipper Equity Income Funds Index	29.06%	10.46%	9.25%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 148,930,034
Holdings Count | Holdings	38
Advisory Fees Paid, Amount	$ 1,183,103
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$148,930,034
# of Portfolio Holdings	38
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$1,183,103

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.

Top Ten Holdings (% of Net Assets)
Automatic Data Processing, Inc.	4.3%
Morgan Stanley	4.2%
NextEra Energy, Inc.	4.2%
Fastenal Co.	4.1%
Home Depot, Inc.	3.8%
Blackrock, Inc.	3.7%
Medtronic PLC	3.7%
Texas Instruments, Inc.	3.5%
CME Group, Inc.	3.5%
Johnson & Johnson	3.4%
Portfolio Allocation (% of Net Assets)
Financials	20.8%
Industrials	19.4%
Health Care	12.2%
Energy	10.0%
Consumer Discretionary	9.7%
Consumer Staples	7.8%
Information Technology	6.0%
Utilities	4.2%
Communication Services	3.4%
Equity Real Estate Investment Trusts (REITs)	2.8%
Materials	2.2%
Short-Term Investments	1.6%
Other Assets and Liabilities, Net	(0.1%)

Exposure Basis Explanation [Text Block]	The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.
Dividend Income Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Dividend Income Fund
Class Name	Dividend Income Fund Class I
Trading Symbol	MDMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dividend Income Fund Class I for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	0.81%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative to the index, sector allocation and stock selection were detractive to results. For sector allocation, an overweight position in Energy and an underweight position in Technology negatively impacted performance. In terms of stock selection, there were positive results in Financials and Utilities, which was more than offset by weakness in Consumer Staples, Technology, Communication Services, Industrials, Health Care and Materials. Within Financials, wealth management firm Morgan Stanley (MS) was the most additive stock in the portfolio, and asset manager BlackRock (BLK) and regional bank U.S. Bancorp (USB) also contributed nicely to results. In Health Care, pharmaceutical maker AbbVie (ABBV) was a notable outperforming stock. Another outperforming stock was construction equipment manufacturer Caterpillar (CAT) in Industrials.

In general, these stocks had improved underlying fundamentals that benefited their businesses. On the negative side, in Consumer Staples, agricultural processor Archer-Daniels-Midland (ADM) was the most detractive stock in the portfolio. In Energy, exploration and production firm EOG Resources (EOG) negatively impacted performance. Within Health Care, pharmaceutical companies Bristol Myers-Squibb (BMY) was a notable underperforming stock. Other notable underperforming stocks were exchange operator CME Group (CME) in Financials and industrial gas supplier Air Products (APD) in Materials. In general, these stocks had weak earnings results and deterioration in their businesses. The fund continues to hold all stocks mentioned above except for ADM and BMY.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $250,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)

	1 Year	Since Inception 8/31/20
Class I	21.84%	8.93%
Russell 1000 Value Index	30.98%	13.39%
Lipper Equity Income Funds Index	29.06%	12.62%
S&P 500 Index	38.02%	14.17%

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 148,930,034
Holdings Count | Holdings	38
Advisory Fees Paid, Amount	$ 1,183,103
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$148,930,034
# of Portfolio Holdings	38
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$1,183,103

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.

Top Ten Holdings (% of Net Assets)
Automatic Data Processing, Inc.	4.3%
Morgan Stanley	4.2%
NextEra Energy, Inc.	4.2%
Fastenal Co.	4.1%
Home Depot, Inc.	3.8%
Blackrock, Inc.	3.7%
Medtronic PLC	3.7%
Texas Instruments, Inc.	3.5%
CME Group, Inc.	3.5%
Johnson & Johnson	3.4%
Portfolio Allocation (% of Net Assets)
Financials	20.8%
Industrials	19.4%
Health Care	12.2%
Energy	10.0%
Consumer Discretionary	9.7%
Consumer Staples	7.8%
Information Technology	6.0%
Utilities	4.2%
Communication Services	3.4%
Equity Real Estate Investment Trusts (REITs)	2.8%
Materials	2.2%
Short-Term Investments	1.6%
Other Assets and Liabilities, Net	(0.1%)

Exposure Basis Explanation [Text Block]	The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.
Dividend Income Fund Cass R6
Shareholder Report [Line Items]
Fund Name	Madison Dividend Income Fund
Class Name	Dividend Income Fund Class R6
Trading Symbol	MADRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dividend Income Fund Class R6 for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$81	0.73%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative to the index, sector allocation and stock selection were detractive to results. For sector allocation, an overweight position in Energy and an underweight position in Technology negatively impacted performance. In terms of stock selection, there were positive results in Financials and Utilities, which was more than offset by weakness in Consumer Staples, Technology, Communication Services, Industrials, Health Care and Materials. Within Financials, wealth management firm Morgan Stanley (MS) was the most additive stock in the portfolio, and asset manager BlackRock (BLK) and regional bank U.S. Bancorp (USB) also contributed nicely to results. In Health Care, pharmaceutical maker AbbVie (ABBV) was a notable outperforming stock. Another outperforming stock was construction equipment manufacturer Caterpillar (CAT) in Industrials.

In general, these stocks had improved underlying fundamentals that benefited their businesses. On the negative side, in Consumer Staples, agricultural processor Archer-Daniels-Midland (ADM) was the most detractive stock in the portfolio. In Energy, exploration and production firm EOG Resources (EOG) negatively impacted performance. Within Health Care, pharmaceutical companies Bristol Myers-Squibb (BMY) was a notable underperforming stock. Other notable underperforming stocks were exchange operator CME Group (CME) in Financials and industrial gas supplier Air Products (APD) in Materials. In general, these stocks had weak earnings results and deterioration in their businesses. The fund continues to hold all stocks mentioned above except for ADM and BMY.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $500,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)

	1 Year	Since Inception 2/28/22
Class R6	21.88%	4.01%
Russell 1000 Value Index	30.98%	8.14%
Lipper Equity Income Funds Index	29.06%	8.41%
S&P 500 Index	38.02%	12.22%

Performance Inception Date	Feb. 28, 2022
No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 148,930,034
Holdings Count | Holdings	38
Advisory Fees Paid, Amount	$ 1,183,103
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$148,930,034
# of Portfolio Holdings	38
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$1,183,103

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.

Top Ten Holdings (% of Net Assets)
Automatic Data Processing, Inc.	4.3%
Morgan Stanley	4.2%
NextEra Energy, Inc.	4.2%
Fastenal Co.	4.1%
Home Depot, Inc.	3.8%
Blackrock, Inc.	3.7%
Medtronic PLC	3.7%
Texas Instruments, Inc.	3.5%
CME Group, Inc.	3.5%
Johnson & Johnson	3.4%
Portfolio Allocation (% of Net Assets)
Financials	20.8%
Industrials	19.4%
Health Care	12.2%
Energy	10.0%
Consumer Discretionary	9.7%
Consumer Staples	7.8%
Information Technology	6.0%
Utilities	4.2%
Communication Services	3.4%
Equity Real Estate Investment Trusts (REITs)	2.8%
Materials	2.2%
Short-Term Investments	1.6%
Other Assets and Liabilities, Net	(0.1%)

Exposure Basis Explanation [Text Block]	The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.
Investors Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Investors Fund
Class Name	Investors Fund Class A
Trading Symbol	MNVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investors Fund Class A for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.16%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Overall, our concentrated yet diverse collection of above-average businesses performed well, and the Fund’s returns were strong for the year, but they were less than the index’s returns. We are disappointed to have trailed our benchmark, but we remain focused on producing good results through a full market cycle rather than individual years. Our aim is to assemble an all-weather portfolio of resilient, growing, well-managed, and conservatively capitalized companies.

We believe the sentiment in financial markets for the period is best characterized as speculative or risk seeking. The Fund’s returns have historically trailed those of broader market indices during periods when the prevailing sentiment is risk-seeking.

Portfolio turnover was 16%, slightly below our typical annual range of 20%-30%. During the period, we exited two portfolio companies and initiated new positions in Deere & Company, Keysight Technologies Inc., and Starbucks Corporation. Each of these additions aligns with our three core investment pillars: a strong business model, high-quality management, and an attractive valuation. These criteria, in searching for new positions, supports our strategy for long-term growth.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	29.08%	12.75%	12.31%
Class A with load	21.67%	11.42%	11.65%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares
Net Assets	$ 418,113,988
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 2,825,823
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$418,113,988
# of Portfolio Holdings	31
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$2,825,823

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.

Top Ten Holdings (% of Net Assets)
Alphabet, Inc., Class C	7.8%
Arch Capital Group Ltd.	6.1%
Fiserv, Inc.	5.7%
Amazon.com, Inc.	4.6%
PACCAR, Inc.	4.4%
Berkshire Hathaway, Inc., Class B	4.1%
Lowe’s Cos., Inc.	4.1%
Analog Devices, Inc.	3.9%
Alcon AG	3.8%
Progressive Corp.	3.6%
Portfolio Allocation (% of Net Assets)
Financials	33.3%
Industrials	16.0%
Consumer Discretionary	14.2%
Information Technology	13.7%
Health Care	9.8%
Communication Services	9.5%
Short-Term Investments	1.9%
Consumer Staples	1.4%
Other Assets and Liabilities, Net	0.2%

Exposure Basis Explanation [Text Block]	The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.
Investors Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison Investors Fund
Class Name	Investors Fund Class Y
Trading Symbol	MINVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investors Fund Class Y for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$104	0.91%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Overall, our concentrated yet diverse collection of above-average businesses performed well, and the Fund’s returns were strong for the year, but they were less than the index’s returns. We are disappointed to have trailed our benchmark, but we remain focused on producing good results through a full market cycle rather than individual years. Our aim is to assemble an all-weather portfolio of resilient, growing, well-managed, and conservatively capitalized companies.

We believe the sentiment in financial markets for the period is best characterized as speculative or risk seeking. The Fund’s returns have historically trailed those of broader market indices during periods when the prevailing sentiment is risk-seeking.

Portfolio turnover was 16%, slightly below our typical annual range of 20%-30%. During the period, we exited two portfolio companies and initiated new positions in Deere & Company, Keysight Technologies Inc., and Starbucks Corporation. Each of these additions aligns with our three core investment pillars: a strong business model, high-quality management, and an attractive valuation. These criteria, in searching for new positions, supports our strategy for long-term growth.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class Y	29.43%	13.05%	12.59%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares
Net Assets	$ 418,113,988
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 2,825,823
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$418,113,988
# of Portfolio Holdings	31
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$2,825,823

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.

Top Ten Holdings (% of Net Assets)
Alphabet, Inc., Class C	7.8%
Arch Capital Group Ltd.	6.1%
Fiserv, Inc.	5.7%
Amazon.com, Inc.	4.6%
PACCAR, Inc.	4.4%
Berkshire Hathaway, Inc., Class B	4.1%
Lowe’s Cos., Inc.	4.1%
Analog Devices, Inc.	3.9%
Alcon AG	3.8%
Progressive Corp.	3.6%
Portfolio Allocation (% of Net Assets)
Financials	33.3%
Industrials	16.0%
Consumer Discretionary	14.2%
Information Technology	13.7%
Health Care	9.8%
Communication Services	9.5%
Short-Term Investments	1.9%
Consumer Staples	1.4%
Other Assets and Liabilities, Net	0.2%

Exposure Basis Explanation [Text Block]	The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.
Investors Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Investors Fund
Class Name	Investors Fund Class I
Trading Symbol	MIVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investors Fund Class I for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93	0.81%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Overall, our concentrated yet diverse collection of above-average businesses performed well, and the Fund’s returns were strong for the year, but they were less than the index’s returns. We are disappointed to have trailed our benchmark, but we remain focused on producing good results through a full market cycle rather than individual years. Our aim is to assemble an all-weather portfolio of resilient, growing, well-managed, and conservatively capitalized companies.

We believe the sentiment in financial markets for the period is best characterized as speculative or risk seeking. The Fund’s returns have historically trailed those of broader market indices during periods when the prevailing sentiment is risk-seeking.

Portfolio turnover was 16%, slightly below our typical annual range of 20%-30%. During the period, we exited two portfolio companies and initiated new positions in Deere & Company, Keysight Technologies Inc., and Starbucks Corporation. Each of these additions aligns with our three core investment pillars: a strong business model, high-quality management, and an attractive valuation. These criteria, in searching for new positions, supports our strategy for long-term growth.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $250,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)

	1 Year	Since Inception 8/31/20
Class I	29.51%	13.57%
S&P 500 Index	38.02%	14.17%

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 418,113,988
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 2,825,823
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$418,113,988
# of Portfolio Holdings	31
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$2,825,823

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.

Top Ten Holdings (% of Net Assets)
Alphabet, Inc., Class C	7.8%
Arch Capital Group Ltd.	6.1%
Fiserv, Inc.	5.7%
Amazon.com, Inc.	4.6%
PACCAR, Inc.	4.4%
Berkshire Hathaway, Inc., Class B	4.1%
Lowe's Cos., Inc.	4.1%
Analog Devices, Inc.	3.9%
Alcon AG	3.8%
Progressive Corp.	3.6%
Portfolio Allocation (% of Net Assets)
Financials	33.3%
Industrials	16.0%
Consumer Discretionary	14.2%
Information Technology	13.7%
Health Care	9.8%
Communication Services	9.5%
Short-Term Investments	1.9%
Consumer Staples	1.4%
Other Assets and Liabilities, Net	0.2%

Exposure Basis Explanation [Text Block]	The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.
Investors Fund Class R6
Shareholder Report [Line Items]
Fund Name	Madison Investors Fund
Class Name	Investors Fund Class R6
Trading Symbol	MNVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investors Fund Class R6 for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$84	0.73%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Overall, our concentrated yet diverse collection of above-average businesses performed well, and the Fund’s returns were strong for the year, but they were less than the index’s returns. We are disappointed to have trailed our benchmark, but we remain focused on producing good results through a full market cycle rather than individual years. Our aim is to assemble an all-weather portfolio of resilient, growing, well-managed, and conservatively capitalized companies.

We believe the sentiment in financial markets for the period is best characterized as speculative or risk seeking. The Fund’s returns have historically trailed those of broader market indices during periods when the prevailing sentiment is risk-seeking.

Portfolio turnover was 16%, slightly below our typical annual range of 20%-30%. During the period, we exited two portfolio companies and initiated new positions in Deere & Company, Keysight Technologies Inc., and Starbucks Corporation. Each of these additions aligns with our three core investment pillars: a strong business model, high-quality management, and an attractive valuation. These criteria, in searching for new positions, supports our strategy for long-term growth.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $500,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R6	29.66%	13.24%	12.80%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 418,113,988
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 2,825,823
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$418,113,988
# of Portfolio Holdings	31
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$2,825,823

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.

Top Ten Holdings (% of Net Assets)
Alphabet, Inc., Class C	7.8%
Arch Capital Group Ltd.	6.1%
Fiserv, Inc.	5.7%
Amazon.com, Inc.	4.6%
PACCAR, Inc.	4.4%
Berkshire Hathaway, Inc., Class B	4.1%
Lowe’s Cos., Inc.	4.1%
Analog Devices, Inc.	3.9%
Alcon AG	3.8%
Progressive Corp.	3.6%
Portfolio Allocation (% of Net Assets)
Financials	33.3%
Industrials	16.0%
Consumer Discretionary	14.2%
Information Technology	13.7%
Health Care	9.8%
Communication Services	9.5%
Short-Term Investments	1.9%
Consumer Staples	1.4%
Other Assets and Liabilities, Net	0.2%

Exposure Basis Explanation [Text Block]	The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.
Sustainable Equity Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison Sustainable Equity Fund
Class Name	Sustainable Equity Fund Class Y
Trading Symbol	MFSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sustainable Equity Fund Class Y for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$105	0.91%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Returns were led by in Communication Services, Financials, Industrials, and Utilities. The Energy, Healthcare, and Consumer Staples sectors underperformed the S&P 500 this year, likely due to slower-than-expected growth in these areas.

Stock selection and allocation both negatively impacted performance. Sector allocation was negative in Healthcare, Consumer Staples, Materials, Comm Services, and Technology. Sector allocation was positive in Energy, Utilities, Financials, Industrials, and Consumer Discretionary. Stock selection was positive in Consumer Staples, Healthcare, Financials, Materials, and Utilities. Stock selection was negative in Industrials and Technology.

Equities have remained strong underpinned by an economy that is growing just under 3%. Inflation has stalled recently but is not re-accelerating and the Federal Reserve has started to cut rates. Valuations have continued to move higher, and the S&P 500 now trades at 22x consensus 2025 calendar earnings. The mega cap stocks have a valuation premium due to their robust growth but if you look more broadly, there are still opportunities at attractive valuations. We are redoubling our efforts when it comes to stock selection, looking for high quality companies with strong long-term growth prospects that are trading at attractive valuations and will use volatility to add to companies in our portfolio that have become more attractively valued.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]	Average Annual Total Returns (%)
	1 Year	Since Inception 12/31/21
Class Y	31.51%	4.53%
S&P 500 Index	38.02%	8.23%

Performance Inception Date	Dec. 31, 2021
No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 9,883,245
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 68,324
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$9,883,245
# of Portfolio Holdings	34
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$68,324

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in common stocks of high-quality, large cap companies (generally, stocks with a market capitalization of greater than $10 billion) that incorporate sustainability into their overall strategy.

Top Ten Holdings (% of Net Assets)

Microsoft Corp.	7.8%
Alphabet, Inc., Class C	6.7%
Eli Lilly & Co.	6.7%
Costco Wholesale Corp.	5.1%
Apple, Inc.	4.6%
NextEra Energy, Inc.	4.2%
Visa, Inc., Class A	4.0%
Oracle Corp.	3.9%
Amazon.com, Inc.	3.7%
UnitedHealth Group, Inc.	3.7%

Portfolio Allocation (% of Net Assets)

Information Technology	29.5%
Financials	16.7%
Health Care	16.3%
Consumer Discretionary	9.5%
Communication Services	6.7%
Consumer Staples	6.1%
Materials	5.2%
Industrials	4.3%
Utilities	4.2%
Short-Term Investments	1.5%
Other Assets and Liabilities, Net	-%

Exposure Basis Explanation [Text Block]	The Fund invested in common stocks of high-quality, large cap companies (generally, stocks with a market capitalization of greater than $10 billion) that incorporate sustainability into their overall strategy.
Material Fund Change [Text Block]

Material Fund Changes

On November 6, 2024, the Board of Trustees of the Madison Funds approved the liquidation of the Madison Sustainable Equity Fund. The liquidation is expected to occur on or about February 21, 2025.

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Material Fund Change Expenses [Text Block]	On November 6, 2024, the Board of Trustees of the Madison Funds approved the liquidation of the Madison Sustainable Equity Fund. The liquidation is expected to occur on or about February 21, 2025.
Summary of Change Legend [Text Block]

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Sustainable Equity Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Sustainable Equity Fund
Class Name	Sustainable Equity Fund Class I
Trading Symbol	MFSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sustainable Equity Fund Class I for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.81%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Returns were led by in Communication Services, Financials, Industrials, and Utilities. The Energy, Healthcare, and Consumer Staples sectors underperformed the S&P 500 this year, likely due to slower-than-expected growth in these areas.

Stock selection and allocation both negatively impacted performance. Sector allocation was negative in Healthcare, Consumer Staples, Materials, Comm Services, and Technology. Sector allocation was positive in Energy, Utilities, Financials, Industrials, and Consumer Discretionary. Stock selection was positive in Consumer Staples, Healthcare, Financials, Materials, and Utilities. Stock selection was negative in Industrials and Technology.

Equities have remained strong underpinned by an economy that is growing just under 3%. Inflation has stalled recently but is not re-accelerating and the Federal Reserve has started to cut rates. Valuations have continued to move higher, and the S&P 500 now trades at 22x consensus 2025 calendar earnings. The mega cap stocks have a valuation premium due to their robust growth but if you look more broadly, there are still opportunities at attractive valuations. We are redoubling our efforts when it comes to stock selection, looking for high quality companies with strong long-term growth prospects that are trading at attractive valuations and will use volatility to add to companies in our portfolio that have become more attractively valued.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $250,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)
	1 Year	Since Inception 12/31/21
Class I	31.50%	4.60%
S&P 500 Index	38.02%	8.23%

Performance Inception Date	Dec. 31, 2021
No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 9,883,245
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 68,324
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$9,883,245
# of Portfolio Holdings	34
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$68,324

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in common stocks of high-quality, large cap companies (generally, stocks with a market capitalization of greater than $10 billion) that incorporate sustainability into their overall strategy.

Top Ten Holdings (% of Net Assets)
Microsoft Corp.	7.8%
Alphabet, Inc., Class C	6.7%
Eli Lilly & Co.	6.7%
Costco Wholesale Corp.	5.1%
Apple, Inc.	4.6%
NextEra Energy, Inc.	4.2%
Visa, Inc., Class A	4.0%
Oracle Corp.	3.9%
Amazon.com, Inc.	3.7%
UnitedHealth Group, Inc.	3.7%
Portfolio Allocation (% of Net Assets)
Information Technology	29.5%
Financials	16.7%
Health Care	16.3%
Consumer Discretionary	9.5%
Communication Services	6.7%
Consumer Staples	6.1%
Materials	5.2%
Industrials	4.3%
Utilities	4.2%
Short-Term Investments	1.5%
Other Assets and Liabilities, Net	-%

Exposure Basis Explanation [Text Block]	The Fund invested in common stocks of high-quality, large cap companies (generally, stocks with a market capitalization of greater than $10 billion) that incorporate sustainability into their overall strategy.
Material Fund Change [Text Block]

Material Fund Changes

On November 6, 2024, the Board of Trustees of the Madison Funds approved the liquidation of the Madison Sustainable Equity Fund. The liquidation is expected to occur on or about February 21, 2025.

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Material Fund Change Expenses [Text Block]	On November 6, 2024, the Board of Trustees of the Madison Funds approved the liquidation of the Madison Sustainable Equity Fund. The liquidation is expected to occur on or about February 21, 2025.
Summary of Change Legend [Text Block]

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Mid Cap Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Mid Cap Fund
Class Name	Mid Cap Fund Class A
Trading Symbol	MERAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$153	1.36%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Security selection accounted for most of the underperformance. The most notable performance detractors were companies from the Consumer Staples and Communication Services sectors. In addition, the total return from some of our larger holdings, while positive, didn’t keep pace with the RMC. The portfolio’s strongest performance contributors were companies from the Information Technology sector. The underweight in Health Care, Energy, and Materials also helped performance.

Insurance companies, after contributing meaningfully to the portfolio’s outperformance in the previous two years, continued to deliver positive total returns this year but only one exceeded the RMC’s total return. Business conditions in the insurance industry remain strong, and the stock prices of our insurance companies remain reasonable, giving us confidence to keep the overweight position.

Portfolio turnover was 16%, which was below our typical annual range of 20% to 30%. During the year, we purchased five new positions and exited four positions.

New Positions: Cullen/Frost Bankers is a high-quality regional bank based in San Antonio, led by a strong team that has demonstrated the ability to successfully enter new markets. Teledyne Technologies is a well-managed sensor and instrumentation manufacturer, with a track record of shareholder-oriented actions. Graco is a leading manufacturer of premium fluid handling equipment, with a strong customer value proposition that has resulted in high returns on invested capital. Asbury Automotive and Lithia Motors are two of the largest auto franchise dealer groups in the country. Investors tend to pay a lot of attention new car sales, but dealers actually earn more in profits from parts and service, and this steady business provides a nice ballast throughout the economic cycle.

Exited positions: Markel Group was sold as a risk management effort to reduce our portfolio allocation to property and casualty insurers following a period of strong performance. Auto insurer Progressive was sold because its market cap had risen significantly above the mid cap range. Brookfield Corp, which was spun out of its asset management business, Brookfield Asset Management (BAM), was sold because we decided to concentrate our investment in BAM, given its cleaner balance sheet. We sold Take-Two Interactive Software after the stock had advanced to a level that adequately reflected the risks and rewards of the large slate of new game launches expected in 2025 and 2026.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]	Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class A	25.43%	10.53%	10.86%
Class A with load	18.24%	9.22%	10.20%
Russell Midcap Index	35.39%	10.94%	9.80%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,885,497,410
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 9,855,137
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$1,885,497,410
# of Portfolio Holdings	35
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$9,855,137

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)

Arch Capital Group Ltd.	8.1%
Gartner, Inc.	6.7%
Ross Stores, Inc.	5.4%
Brown & Brown, Inc.	4.9%
Carlisle Cos., Inc.	4.3%
PACCAR, Inc.	4.2%
Copart, Inc.	4.1%
Amphenol Corp., Class A	3.9%
Labcorp Holdings, Inc.	3.1%
Arista Networks, Inc.	3.0%

Portfolio Allocation (% of Net Assets)

Information Technology	22.5%
Financials	22.4%
Industrials	17.0%
Consumer Discretionary	16.7%
Short-Term Investments	7.9%
Health Care	5.5%
Communication Services	5.4%
Consumer Staples	4.6%
Other Assets and Liabilities, Net	(2.0%)

Exposure Basis Explanation [Text Block]	The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.
Mid Cap Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison Mid Cap Fund
Class Name	Mid Cap Fund Class Y
Trading Symbol	GTSGX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$103	0.91%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Security selection accounted for most of the underperformance. The most notable performance detractors were companies from the Consumer Staples and Communication Services sectors. In addition, the total return from some of our larger holdings, while positive, didn’t keep pace with the RMC. The portfolio’s strongest performance contributors were companies from the Information Technology sector. The underweight in Health Care, Energy, and Materials also helped performance.

Insurance companies, after contributing meaningfully to the portfolio’s outperformance in the previous two years, continued to deliver positive total returns this year but only one exceeded the RMC’s total return. Business conditions in the insurance industry remain strong, and the stock prices of our insurance companies remain reasonable, giving us confidence to keep the overweight position.

Portfolio turnover was 16%, which was below our typical annual range of 20% to 30%. During the year, we purchased five new positions and exited four positions.

New Positions: Cullen/Frost Bankers is a high-quality regional bank based in San Antonio, led by a strong team that has demonstrated the ability to successfully enter new markets. Teledyne Technologies is a well-managed sensor and instrumentation manufacturer, with a track record of shareholder-oriented actions. Graco is a leading manufacturer of premium fluid handling equipment, with a strong customer value proposition that has resulted in high returns on invested capital. Asbury Automotive and Lithia Motors are two of the largest auto franchise dealer groups in the country. Investors tend to pay a lot of attention new car sales, but dealers actually earn more in profits from parts and service, and this steady business provides a nice ballast throughout the economic cycle.

Exited positions: Markel Group was sold as a risk management effort to reduce our portfolio allocation to property and casualty insurers following a period of strong performance. Auto insurer Progressive was sold because its market cap had risen significantly above the mid cap range. Brookfield Corp, which was spun out of its asset management business, Brookfield Asset Management (BAM), was sold because we decided to concentrate our investment in BAM, given its cleaner balance sheet. We sold Take-Two Interactive Software after the stock had advanced to a level that adequately reflected the risks and rewards of the large slate of new game launches expected in 2025 and 2026.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class Y	25.97%	11.02%	11.32%
Russell Midcap Index	35.39%	10.94%	9.80%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,885,497,410
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 9,855,137
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$1,885,497,410
# of Portfolio Holdings	35
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$9,855,137

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)
Arch Capital Group Ltd.	8.1%
Gartner, Inc.	6.7%
Ross Stores, Inc.	5.4%
Brown & Brown, Inc.	4.9%
Carlisle Cos., Inc.	4.3%
PACCAR, Inc.	4.2%
Copart, Inc.	4.1%
Amphenol Corp., Class A	3.9%
Labcorp Holdings, Inc.	3.1%
Arista Networks, Inc.	3.0%
Portfolio Allocation (% of Net Assets)
Information Technology	22.5%
Financials	22.4%
Industrials	17.0%
Consumer Discretionary	16.7%
Short-Term Investments	7.9%
Health Care	5.5%
Communication Services	5.4%
Consumer Staples	4.6%
Other Assets and Liabilities, Net	(2.0%)

Exposure Basis Explanation [Text Block]	The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.
Mid Cap Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Mid Cap Fund
Class Name	Mid Cap Fund Class I
Trading Symbol	MDCIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.81%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Security selection accounted for most of the underperformance. The most notable performance detractors were companies from the Consumer Staples and Communication Services sectors. In addition, the total return from some of our larger holdings, while positive, didn’t keep pace with the RMC. The portfolio’s strongest performance contributors were companies from the Information Technology sector. The underweight in Health Care, Energy, and Materials also helped performance.

Insurance companies, after contributing meaningfully to the portfolio’s outperformance in the previous two years, continued to deliver positive total returns this year but only one exceeded the RMC’s total return. Business conditions in the insurance industry remain strong, and the stock prices of our insurance companies remain reasonable, giving us confidence to keep the overweight position.

Portfolio turnover was 16%, which was below our typical annual range of 20% to 30%. During the year, we purchased five new positions and exited four positions.

New Positions: Cullen/Frost Bankers is a high-quality regional bank based in San Antonio, led by a strong team that has demonstrated the ability to successfully enter new markets. Teledyne Technologies is a well-managed sensor and instrumentation manufacturer, with a track record of shareholder-oriented actions. Graco is a leading manufacturer of premium fluid handling equipment, with a strong customer value proposition that has resulted in high returns on invested capital. Asbury Automotive and Lithia Motors are two of the largest auto franchise dealer groups in the country. Investors tend to pay a lot of attention new car sales, but dealers actually earn more in profits from parts and service, and this steady business provides a nice ballast throughout the economic cycle.

Exited positions: Markel Group was sold as a risk management effort to reduce our portfolio allocation to property and casualty insurers following a period of strong performance. Auto insurer Progressive was sold because its market cap had risen significantly above the mid cap range. Brookfield Corp, which was spun out of its asset management business, Brookfield Asset Management (BAM), was sold because we decided to concentrate our investment in BAM, given its cleaner balance sheet. We sold Take-Two Interactive Software after the stock had advanced to a level that adequately reflected the risks and rewards of the large slate of new game launches expected in 2025 and 2026.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $250,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]	Average Annual Total Returns (%)
	1 Year	Since Inception 8/31/20
Class I	26.09%	13.65%
Russell Midcap Index	35.39%	11.82%

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,885,497,410
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 9,855,137
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$1,885,497,410
# of Portfolio Holdings	35
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$9,855,137

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)

Arch Capital Group Ltd.	8.1%
Gartner, Inc.	6.7%
Ross Stores, Inc.	5.4%
Brown & Brown, Inc.	4.9%
Carlisle Cos., Inc.	4.3%
PACCAR, Inc.	4.2%
Copart, Inc.	4.1%
Amphenol Corp., Class A	3.9%
Labcorp Holdings, Inc.	3.1%
Arista Networks, Inc.	3.0%

Portfolio Allocation (% of Net Assets)

Information Technology	22.5%
Financials	22.4%
Industrials	17.0%
Consumer Discretionary	16.7%
Short-Term Investments	7.9%
Health Care	5.5%
Communication Services	5.4%
Consumer Staples	4.6%
Other Assets and Liabilities, Net	(2.0%)

Exposure Basis Explanation [Text Block]	The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.
Mid Cap Fund Class R6
Shareholder Report [Line Items]
Fund Name	Madison Mid Cap Fund
Class Name	Mid Cap Fund Class R6
Trading Symbol	MMCRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$83	0.73%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Security selection accounted for most of the underperformance. The most notable performance detractors were companies from the Consumer Staples and Communication Services sectors. In addition, the total return from some of our larger holdings, while positive, didn’t keep pace with the RMC. The portfolio’s strongest performance contributors were companies from the Information Technology sector. The underweight in Health Care, Energy, and Materials also helped performance.

Insurance companies, after contributing meaningfully to the portfolio’s outperformance in the previous two years, continued to deliver positive total returns this year but only one exceeded the RMC’s total return. Business conditions in the insurance industry remain strong, and the stock prices of our insurance companies remain reasonable, giving us confidence to keep the overweight position.

Portfolio turnover was 16%, which was below our typical annual range of 20% to 30%. During the year, we purchased five new positions and exited four positions.

New Positions: Cullen/Frost Bankers is a high-quality regional bank based in San Antonio, led by a strong team that has demonstrated the ability to successfully enter new markets. Teledyne Technologies is a well-managed sensor and instrumentation manufacturer, with a track record of shareholder-oriented actions. Graco is a leading manufacturer of premium fluid handling equipment, with a strong customer value proposition that has resulted in high returns on invested capital. Asbury Automotive and Lithia Motors are two of the largest auto franchise dealer groups in the country. Investors tend to pay a lot of attention new car sales, but dealers actually earn more in profits from parts and service, and this steady business provides a nice ballast throughout the economic cycle.

Exited positions: Markel Group was sold as a risk management effort to reduce our portfolio allocation to property and casualty insurers following a period of strong performance. Auto insurer Progressive was sold because its market cap had risen significantly above the mid cap range. Brookfield Corp, which was spun out of its asset management business, Brookfield Asset Management (BAM), was sold because we decided to concentrate our investment in BAM, given its cleaner balance sheet. We sold Take-Two Interactive Software after the stock had advanced to a level that adequately reflected the risks and rewards of the large slate of new game launches expected in 2025 and 2026.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $500,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]	Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class R6	26.18%	11.23%	11.57%
Russell Midcap Index	35.39%	10.94%	9.80%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,885,497,410
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 9,855,137
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$1,885,497,410
# of Portfolio Holdings	35
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$9,855,137

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)

Arch Capital Group Ltd.	8.1%
Gartner, Inc.	6.7%
Ross Stores, Inc.	5.4%
Brown & Brown, Inc.	4.9%
Carlisle Cos., Inc.	4.3%
PACCAR, Inc.	4.2%
Copart, Inc.	4.1%
Amphenol Corp., Class A	3.9%
Labcorp Holdings, Inc.	3.1%
Arista Networks, Inc.	3.0%

Portfolio Allocation (% of Net Assets)

Information Technology	22.5%
Financials	22.4%
Industrials	17.0%
Consumer Discretionary	16.7%
Short-Term Investments	7.9%
Health Care	5.5%
Communication Services	5.4%
Consumer Staples	4.6%
Other Assets and Liabilities, Net	(2.0%)

Exposure Basis Explanation [Text Block]	The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.
Small Cap Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Small Cap Fund
Class Name	Small Cap Fund Class A
Trading Symbol	MASMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Fund Class A for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$160	1.35%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The three strongest areas of outperformance were Consumer Discretionary Information Technology, and Materials. In consumer discretionary, driven by strong stock selection. Our IT holdings built on the strong 2023 performance after a tough year in 2022 which provided us with many opportunities to invest in attractive companies at distressed prices. While this benefit continued, software investment was largely weak in 2024 which provided us with several investment opportunities in software. Materials also benefited from strong stock selection as two core investments delivered strong returns
Consumer Staples, financials and cash were our largest detractors from performance, Although or investments in both financials and staples delivered positive returns, we still lagged the benchmark, especially in staples. In financials, our lack of exposure in REITS.

Generally, stock selection continued to be a very strong driver of performance for the Madison small cap fund. We attribute much of this to our conviction in our investments. Our strongest absolute returns generally came from our largest positions, and our largest positions are our highest quality franchises. Quality organizations in the small cap universe are scarce; especially now, as higher interest rates and an uncertain economic backdrop are stressors for smaller companies.

Looking ahead, investors are reaping the benefits of a very strong stretch of performance in mega cap companies. The Russell 2000 is still trading below its November 2021 high, while the S&P has enjoyed two strong years of 20% plus returns. Although we can’t say small caps are cheap anymore, we do believe they still represent material relative value as opposed to large and mega caps.
The currently easing interest rate environment could benefit our housing-related investments and our industrial investments. Combined with the anticipated benefits of reshoring and infrastructure funding from the IRA, we may see improving demand in this part of the economy. The consumer remains resilient and with inflation now largely subdued, the focus now turns to employment and other macro factors. Our investments in Consumer Staples and other defensive, non-cyclical companies can provide some stable returns if the environment becomes uncertain.

Overall, 2024 was a strong year for the Madison small cap fund. Our challenge is to build upon this performance in an increasingly strong bull market, while protecting our investors backs from downside risks. We intend to do this by sticking to our long tenured investment philosophy of convicted investment in high quality franchises at attractive valuations.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)
	1 Year	5 Years	Since Inception 8/31/19
Class A	37.67%	9.76%	10.62%
Class A with load	29.79%	8.46%	9.36%
Russell 2000 Index	34.07%	8.50%	9.20%
Russell 2500 Index	33.08%	9.81%	10.25%

Performance Inception Date	Aug. 31, 2019
No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 188,004,390
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 1,604,722
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$188,004,390
# of Portfolio Holdings	46
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$1,604,722

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.

Top Ten Holdings (% of Net Assets)
Encompass Health Corp.	4.5%
Summit Materials, Inc., Class A	4.5%
OneSpaWorld Holdings Ltd.	3.9%
Cogent Communications Holdings, Inc.	3.4%
Core & Main, Inc., Class A	3.2%
Box, Inc., Class A	3.1%
Carlisle Cos., Inc.	3.0%
Scotts Miracle-Gro Co.	3.0%
Crane Co.	2.9%
Ciena Corp.	2.9%
Portfolio Allocation (% of Net Assets)
Information Technology	21.6%
Industrials	19.8%
Health Care	9.9%
Materials	9.9%
Consumer Discretionary	9.9%
Financials	9.2%
Consumer Staples	8.4%
Short-Term Investments	6.4%
Communication Services	3.4%
Energy	1.6%
Other Assets and Liabilities, Net	(0.1%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.
Small Cap Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison Small Cap Fund
Class Name	Small Cap Fund Class Y
Trading Symbol	BVAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Fund Class Y for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$131	1.10%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The three strongest areas of outperformance were Consumer Discretionary Information Technology, and Materials. In consumer discretionary, driven by strong stock selection. Our IT holdings built on the strong 2023 performance after a tough year in 2022 which provided us with many opportunities to invest in attractive companies at distressed prices. While this benefit continued, software investment was largely weak in 2024 which provided us with several investment opportunities in software. Materials also benefited from strong stock selection as two core investments delivered strong returns Consumer Staples, financials and cash were our largest detractors from performance, Although or investments in both financials and staples delivered positive returns, we still lagged the benchmark, especially in staples. In financials, our lack of exposure in REITS.

Generally, stock selection continued to be a very strong driver of performance for the Madison small cap fund. We attribute much of this to our conviction in our investments. Our strongest absolute returns generally came from our largest positions, and our largest positions are our highest quality franchises. Quality organizations in the small cap universe are scarce; especially now, as higher interest rates and an uncertain economic backdrop are stressors for smaller companies.

Looking ahead, investors are reaping the benefits of a very strong stretch of performance in mega cap companies. The Russell 2000 is still trading below its November 2021 high, while the S&P has enjoyed two strong years of 20% plus returns. Although we can’t say small caps are cheap anymore, we do believe they still represent material relative value as opposed to large and mega caps.

The currently easing interest rate environment could benefit our housing-related investments and our industrial investments. Combined with the anticipated benefits of reshoring and infrastructure funding from the IRA, we may see improving demand in this part of the economy. The consumer remains resilient and with inflation now largely subdued, the focus now turns to employment and other macro factors. Our investments in Consumer Staples and other defensive, non-cyclical companies can provide some stable returns if the environment becomes uncertain.

Overall, 2024 was a strong year for the Madison small cap fund. Our challenge is to build upon this performance in an increasingly strong bull market, while protecting our investors backs from downside risks. We intend to do this by sticking to our long tenured investment philosophy of convicted investment in high quality franchises at attractive valuations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class Y	38.06%	10.03%	7.43%
Russell 2000 Index	34.07%	8.50%	7.94%
Russell 2500 Index	33.08%	9.81%	8.92%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 188,004,390
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 1,604,722
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$188,004,390
# of Portfolio Holdings	46
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$1,604,722

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.

Top Ten Holdings (% of Net Assets)
Encompass Health Corp.	4.5%
Summit Materials, Inc., Class A	4.5%
OneSpaWorld Holdings Ltd.	3.9%
Cogent Communications Holdings, Inc.	3.4%
Core & Main, Inc., Class A	3.2%
Box, Inc., Class A	3.1%
Carlisle Cos., Inc.	3.0%
Scotts Miracle-Gro Co.	3.0%
Crane Co.	2.9%
Ciena Corp.	2.9%
Portfolio Allocation (% of Net Assets)
Information Technology	21.6%
Industrials	19.8%
Health Care	9.9%
Materials	9.9%
Consumer Discretionary	9.9%
Financials	9.2%
Consumer Staples	8.4%
Short-Term Investments	6.4%
Communication Services	3.4%
Energy	1.6%
Other Assets and Liabilities, Net	(0.1%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.
Small Cap Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Small Cap Fund
Class Name	Small Cap Fund Class I
Trading Symbol	MSCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Fund Class I for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$119	1.00%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The three strongest areas of outperformance were Consumer Discretionary Information Technology, and Materials. In consumer discretionary, driven by strong stock selection. Our IT holdings built on the strong 2023 performance after a tough year in 2022 which provided us with many opportunities to invest in attractive companies at distressed prices. While this benefit continued, software investment was largely weak in 2024 which provided us with several investment opportunities in software. Materials also benefited from strong stock selection as two core investments delivered strong returns
Consumer Staples, financials and cash were our largest detractors from performance, Although or investments in both financials and staples delivered positive returns, we still lagged the benchmark, especially in staples. In financials, our lack of exposure in REITS.

Generally, stock selection continued to be a very strong driver of performance for the Madison small cap fund. We attribute much of this to our conviction in our investments. Our strongest absolute returns generally came from our largest positions, and our largest positions are our highest quality franchises. Quality organizations in the small cap universe are scarce; especially now, as higher interest rates and an uncertain economic backdrop are stressors for smaller companies.

Looking ahead, investors are reaping the benefits of a very strong stretch of performance in mega cap companies. The Russell 2000 is still trading below its November 2021 high, while the S&P has enjoyed two strong years of 20% plus returns. Although we can’t say small caps are cheap anymore, we do believe they still represent material relative value as opposed to large and mega caps.
The currently easing interest rate environment could benefit our housing-related investments and our industrial investments. Combined with the anticipated benefits of reshoring and infrastructure funding from the IRA, we may see improving demand in this part of the economy. The consumer remains resilient and with inflation now largely subdued, the focus now turns to employment and other macro factors. Our investments in Consumer Staples and other defensive, non-cyclical companies can provide some stable returns if the environment becomes uncertain.

Overall, 2024 was a strong year for the Madison small cap fund. Our challenge is to build upon this performance in an increasingly strong bull market, while protecting our investors backs from downside risks. We intend to do this by sticking to our long tenured investment philosophy of convicted investment in high quality franchises at attractive valuations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $250,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)
	1 Year	Since Inception 2/26/21
Class I	38.24%	3.47%
Russell 2000 Index	34.07%	1.31%
Russell 2500 Index	33.08%	3.75%

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 188,004,390
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 1,604,722
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$188,004,390
# of Portfolio Holdings	46
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$1,604,722

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.

Top Ten Holdings (% of Net Assets)
Encompass Health Corp.	4.5%
Summit Materials, Inc., Class A	4.5%
OneSpaWorld Holdings Ltd.	3.9%
Cogent Communications Holdings, Inc.	3.4%
Core & Main, Inc., Class A	3.2%
Box, Inc., Class A	3.1%
Carlisle Cos., Inc.	3.0%
Scotts Miracle-Gro Co.	3.0%
Crane Co.	2.9%
Ciena Corp.	2.9%
Portfolio Allocation (% of Net Assets)
Information Technology	21.6%
Industrials	19.8%
Health Care	9.9%
Materials	9.9%
Consumer Discretionary	9.9%
Financials	9.2%
Consumer Staples	8.4%
Short-Term Investments	6.4%
Communication Services	3.4%
Energy	1.6%
Other Assets and Liabilities, Net	(0.1%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion
Small Cap Fund Class R6
Shareholder Report [Line Items]
Fund Name	Madison Small Cap Fund
Class Name	Small Cap Fund Class R6
Trading Symbol	MSCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Fund Class R6 for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$110	0.92%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The three strongest areas of outperformance were Consumer Discretionary Information Technology, and Materials. In consumer discretionary, driven by strong stock selection. Our IT holdings built on the strong 2023 performance after a tough year in 2022 which provided us with many opportunities to invest in attractive companies at distressed prices. While this benefit continued, software investment was largely weak in 2024 which provided us with several investment opportunities in software. Materials also benefited from strong stock selection as two core investments delivered strong returns
Consumer Staples, financials and cash were our largest detractors from performance, Although or investments in both financials and staples delivered positive returns, we still lagged the benchmark, especially in staples. In financials, our lack of exposure in REITS.

Generally, stock selection continued to be a very strong driver of performance for the Madison small cap fund. We attribute much of this to our conviction in our investments. Our strongest absolute returns generally came from our largest positions, and our largest positions are our highest quality franchises. Quality organizations in the small cap universe are scarce; especially now, as higher interest rates and an uncertain economic backdrop are stressors for smaller companies.

Looking ahead, investors are reaping the benefits of a very strong stretch of performance in mega cap companies. The Russell 2000 is still trading below its November 2021 high, while the S&P has enjoyed two strong years of 20% plus returns. Although we can’t say small caps are cheap anymore, we do believe they still represent material relative value as opposed to large and mega caps.
The currently easing interest rate environment could benefit our housing-related investments and our industrial investments. Combined with the anticipated benefits of reshoring and infrastructure funding from the IRA, we may see improving demand in this part of the economy. The consumer remains resilient and with inflation now largely subdued, the focus now turns to employment and other macro factors. Our investments in Consumer Staples and other defensive, non-cyclical companies can provide some stable returns if the environment becomes uncertain.

Overall, 2024 was a strong year for the Madison small cap fund. Our challenge is to build upon this performance in an increasingly strong bull market, while protecting our investors backs from downside risks. We intend to do this by sticking to our long tenured investment philosophy of convicted investment in high quality franchises at attractive valuations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $500,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)
	1 Year	Since Inception 2/28/22
Class R6	38.27%	4.63%
Russell 2000 Index	34.07%	4.20%
Russell 2500 Index	33.08%	5.04%

Performance Inception Date	Feb. 28, 2022
No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 188,004,390
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 1,604,722
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$188,004,390
# of Portfolio Holdings	46
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$1,604,722

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.

Top Ten Holdings (% of Net Assets)
Encompass Health Corp.	4.5%
Summit Materials, Inc., Class A	4.5%
OneSpaWorld Holdings Ltd.	3.9%
Cogent Communications Holdings, Inc.	3.4%
Core & Main, Inc., Class A	3.2%
Box, Inc., Class A	3.1%
Carlisle Cos., Inc.	3.0%
Scotts Miracle-Gro Co.	3.0%
Crane Co.	2.9%
Ciena Corp.	2.9%
Portfolio Allocation (% of Net Assets)
Information Technology	21.6%
Industrials	19.8%
Health Care	9.9%
Materials	9.9%
Consumer Discretionary	9.9%
Financials	9.2%
Consumer Staples	8.4%
Short-Term Investments	6.4%
Communication Services	3.4%
Energy	1.6%
Other Assets and Liabilities, Net	(0.1%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.
International Stock Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison International Stock Fund
Class Name	International Stock Fund Class A
Trading Symbol	MINAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Stock Fund Class A for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$176	1.61%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

International equity markets were broadly very strong over the period. Declining inflation levels and other reassuring economic data gave most major central banks the confidence to initiate interest rate cuts. China also stepped up stimulus efforts to tackle its economic malaise. Concurrently, the military situations in Ukraine and the Middle East continued to elevate geopolitical risk, and political elections in many countries impacted sentiment and volatility.

Looking at the relative underperformance of the Portfolio, all regions except for North America detracted, led by Pacific ex- Japan and Japan because of negative stock selection. Among economic sectors, Financials was a clear weak point, followed by Consumer Staples from negative allocation, stock selection, and currency effects. Among the contributors, Communication Services, Consumer Discretionary, and Energy led, all driven by positive allocation and stock selection effects.

Portfolio structure is determined using bottom-up stock selection within a risk-controlled framework, and positioning shifted somewhat in certain regions and sectors over the one-year period. Of the three geographic buckets the Portfolio is viewed on relative to the benchmark, the Developed Europe overweight narrowed because of adjustments to existing positions, while the Other Developed underweight reduced to an almost equal weight from adding one new name and adjustments to existing positions. During the fiscal year, two stocks were new buys, and one was a complete elimination to take profits, all within the Financials sector. The relative underweight in this sector increased despite the one net addition because the index performance was so strong, raising the sector weight. There was also some movement in the relative positioning of other sectors including Consumer Staples, Communication Services, Health Care, and Information Technology through adjustments to existing positions and/or index weight movement.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class A	18.51%	1.16%	1.85%
Class A with load	11.74%	(0.03%)	1.25%
MSCI ACWI Ex USA NR USD	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 12,121,140
Holdings Count | Holdings	58
Advisory Fees Paid, Amount	$ 133,791
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$12,121,140
# of Portfolio Holdings	58
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$133,791

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in stocks of foreign companies, defined as those with principal operations, organization, or trading outside the U.S., or whose securities are in foreign currencies. This includes common stocks, convertible securities, preferred stocks, and equity interests such as ADRs, EDRs, GDRs, and SDRs.

Top Ten Holdings (% of Net Assets)
Deutsche Telekom AG	3.4%
Tencent Holdings Ltd.	3.2%
HDFC Bank Ltd.	2.9%
Alibaba Group Holding Ltd.	2.9%
Larsen & Toubro Ltd.	2.9%
Airbus SE	2.5%
AstraZeneca PLC	2.6%
Kerry Group PLC, Class A	2.4%
AIA Group Ltd.	2.4%
Cameco Corp.	2.4%
Sector Allocation (% of Net Assets)
Financials	17.2%
Information Technology	15.4%
Consumer Discretionary	12.6%
Industrials	11.8%
Consumer Staples	10.3%
Materials	10.3%
Communication Services	8.1%
Health Care	7.8%
Short-Term Investments	5.4%
Energy	4.3%
Other Assets and Liabilities, Net	(3.2%)
Geographical Allocation (% of Net Assets)
Japan	18.1%
Germany	12.0%
France	8.4%
China	8.3%
United Kingdom	8.3%
India	7.6%
Switzerland	6.4%
United States	5.4%
Canada	5.2%
Mexico	5.1%
Netherlands	3.0%
Ireland	2.4%
Hong Kong	2.4%
Taiwan	2.2%
Australia	1.8%
Israel	1.7%
Brazil	1.4%
Norway	1.3%
Denmark	1.1%
Italy	1.1%

Exposure Basis Explanation [Text Block]	The Fund invested in stocks of foreign companies, defined as those with principal operations, organization, or trading outside the U.S., or whose securities are in foreign currencies. This includes common stocks, convertible securities, preferred stocks, and equity interests such as ADRs, EDRs, GDRs, and SDRs.
Material Fund Change [Text Block]

Material Fund Changes

On November 6, 2024, the Board of Trustees of the Madison Funds approved the liquidation of the Madison International Stock Fund. The liquidation is expected to occur on or about February 21, 2025.

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Material Fund Change Expenses [Text Block]	On November 6, 2024, the Board of Trustees of the Madison Funds approved the liquidation of the Madison International Stock Fund. The liquidation is expected to occur on or about February 21, 2025.
Summary of Change Legend [Text Block]

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

International Stock Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison International Stock Fund
Class Name	International Stock Fund Class Y
Trading Symbol	MINYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Stock Fund Class Y for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$149	1.36%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

International equity markets were broadly very strong over the period. Declining inflation levels and other reassuring economic data gave most major central banks the confidence to initiate interest rate cuts. China also stepped up stimulus efforts to tackle its economic malaise. Concurrently, the military situations in Ukraine and the Middle East continued to elevate geopolitical risk, and political elections in many countries impacted sentiment and volatility.

Looking at the relative underperformance of the Portfolio, all regions except for North America detracted, led by Pacific ex- Japan and Japan because of negative stock selection. Among economic sectors, Financials was a clear weak point, followed by Consumer Staples from negative allocation, stock selection, and currency effects. Among the contributors, Communication Services, Consumer Discretionary, and Energy led, all driven by positive allocation and stock selection effects.

Portfolio structure is determined using bottom-up stock selection within a risk-controlled framework, and positioning shifted somewhat in certain regions and sectors over the one-year period. Of the three geographic buckets the Portfolio is viewed on relative to the benchmark, the Developed Europe overweight narrowed because of adjustments to existing positions, while the Other Developed underweight reduced to an almost equal weight from adding one new name and adjustments to existing positions. During the fiscal year, two stocks were new buys, and one was a complete elimination to take profits, all within the Financials sector. The relative underweight in this sector increased despite the one net addition because the index performance was so strong, raising the sector weight. There was also some movement in the relative positioning of other sectors including Consumer Staples, Communication Services, Health Care, and Information Technology through adjustments to existing positions and/or index weight movement.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class Y	18.82%	1.42%	2.11%
MSCI ACWI Ex USA NR USD	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 12,121,140
Holdings Count | Holdings	58
Advisory Fees Paid, Amount	$ 133,791
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$12,121,140
# of Portfolio Holdings	58
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$133,791

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in stocks of foreign companies, defined as those with principal operations, organization, or trading outside the U.S., or whose securities are in foreign currencies. This includes common stocks, convertible securities, preferred stocks, and equity interests such as ADRs, EDRs, GDRs, and SDRs.

Top Ten Holdings (% of Net Assets)
Deutsche Telekom AG	3.4%
Tencent Holdings Ltd.	3.2%
HDFC Bank Ltd.	2.9%
Alibaba Group Holding Ltd.	2.9%
Larsen & Toubro Ltd.	2.9%
Airbus SE	2.5%
AstraZeneca PLC	2.6%
Kerry Group PLC, Class A	2.4%
AIA Group Ltd.	2.4%
Cameco Corp.	2.4%
Sector Allocation (% of Net Assets)
Financials	17.2%
Information Technology	15.4%
Consumer Discretionary	12.6%
Industrials	11.8%
Consumer Staples	10.3%
Materials	10.3%
Communication Services	8.1%
Health Care	7.8%
Short-Term Investments	5.4%
Energy	4.3%
Other Assets and Liabilities, Net	(3.2%)
Geographical Allocation (% of Net Assets)
Japan	18.1%
Germany	12.0%
France	8.4%
China	8.3%
United Kingdom	8.3%
India	7.6%
Switzerland	6.4%
United States	5.4%
Canada	5.2%
Mexico	5.1%
Netherlands	3.0%
Ireland	2.4%
Hong Kong	2.4%
Taiwan	2.2%
Australia	1.8%
Israel	1.7%
Brazil	1.4%
Norway	1.3%
Denmark	1.1%
Italy	1.1%

Exposure Basis Explanation [Text Block]	The Fund invested in stocks of foreign companies, defined as those with principal operations, organization, or trading outside the U.S., or whose securities are in foreign currencies. This includes common stocks, convertible securities, preferred stocks, and equity interests such as ADRs, EDRs, GDRs, and SDRs.
Material Fund Change [Text Block]

Material Fund Changes

On November 6, 2024, the Board of Trustees of the Madison Funds approved the liquidation of the Madison International Stock Fund. The liquidation is expected to occur on or about February 21, 2025.

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Material Fund Change Expenses [Text Block]	On November 6, 2024, the Board of Trustees of the Madison Funds approved the liquidation of the Madison International Stock Fund. The liquidation is expected to occur on or about February 21, 2025.
Summary of Change Legend [Text Block]

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.